UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08419

Forward Funds, Inc.

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

Forward Funds, Inc.

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

registrant’s telephone number, including area code: 800-999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

☐

Forward Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Forward Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

June 30, 2005

☐

Dear Shareholder:

The first two quarters of 2005 were another period of strong growth and solid returns for the Forward Funds. And, after the markets endured a weak first quarter due to rising energy prices, the markets rebounded in the second quarter across most sectors. This positive trend was due in part to strong corporate earnings and the stabilization of energy prices.

During the first half of the year, Forward launched the Forward Legato Fund and added three additional funds – the Forward Emerald Funds – to our fund family. We also introduced Class A shares for the Forward Hoover Small Cap Equity Fund and the Forward International Small Companies Fund.

In addition, as of July 1, 2005, we reduced the expenses of the Forward Hoover Small Cap Equity Fund from 1.78% to 1.69% for Investor Class shares and from 1.78% to 1.69% for Class A shares through January 1, 2006. We are pleased that our continued asset growth has enabled us to reduce the Fund’s expenses for our shareholders.

Forward Funds Performance

We have delivered our shareholders strong performance year to date. Forward International Small Companies Fund Institutional Class was up 5.20% and Forward Global Emerging Markets Fund Institutional Class gained 6.40%. The Forward Hansberger International Growth Fund returned -.08% as of June 30, 2005.

The Forward Hoover Small Cap Equity Fund Institutional Class, a leader in the Small Cap category, was up 2.78% year to date and Forward Hoover Mini-Cap Fund Institutional Class gained .67% during this period.

In addition, our newest Fund, the Forward Legato Fund was up 6.10% since inception. The total return stated represents no-load performance. If the maximum 4.75% sales charge was imposed, the total return for Class A shares would be 1.05%.

Extending its solid, long-term track record of performance, the Forward Uniplan Real Estate Investment Fund returned 5.09% during the first half of the year. We believe REITs can offer investors consistent returns with capital preservation, as well as asset class diversification.

June 30, 2005

☐

Please review the following pages of this report for additional information on the performance of the Forward Funds. Our range of mutual funds in non-core asset classes adds alpha to core investment portfolios with active investment management from leading domestic and international investment managers.

We appreciate the trust and confidence you place in Forward Funds, and we will continue to work diligently on your behalf.

Sincerely,

J. Alan Reid, Jr.

President

Forward Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.forwardfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

REIT funds may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

June 30, 2005

Forward Funds

Fund Performance

	Investor Class Shares
	Average Annual Returns – June 30, 2005(a)
	1 Year	5 Year	Since Inception
Forward Hansberger International Growth Fund	12.41%	(1.08)%	3.95%
Forward Hoover Small Cap Equity Fund	14.37%	6.85%	11.63%
Forward Hoover Mini-Cap Fund	11.06%	—	22.82%
Forward Global Emerging Markets Fund	34.49%	—	42.95%
Forward International Small Companies Fund	22.77%	—	21.25%
Forward Uniplan Real Estate Investment Fund	29.08%	17.68%	14.95%
Forward Legato Fund	—	—	6.10%

	Institutional Class Shares
	Average Annual Returns – June 30, 2005(a)
	1 Year	5 Year	Since Inception
Forward Hoover Small Cap Equity Fund	14.83%	—	13.86%
Forward Hoover Mini-Cap Fund	11.61%	—	14.82%
Forward Global Emerging Markets Fund	34.96%	12.03%	5.12%
Forward International Small Companies Fund	23.08%	2.79%	11.19%

June 30, 2005

Forward Funds

Fund Performance (continued)

	Class A Shares
	Aggregate Returns – June 30, 2005(a)(b)
	1 Year	5 Year	Since Inception
Forward Hoover Small Cap Equity Fund	—	—	5.23%
Forward International Small Companies Fund	—	—	(1.81)%
Forward Legato Fund	—	—	1.05%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.forwardfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

(a)	Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. The advisor reimbursed expenses to limit the expense ratios for all of the Funds with the exception of the Forward Uniplan Real Estate Investment Fund and the Forward Hoover Mini-Cap Investor Class shares. Had such limitations not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing.
(b)	Includes the effect of the maximum 4.75% sales charge at the beginning of the period.

June 30, 2005

Inception dates are as follows:

	Investor Class Shares	Institutional Class Shares	Class A Shares
Forward Hansberger International Growth Fund	10/01/98	N/A	N/A
Forward Hoover Small Cap Equity Fund	10/01/98	06/06/02	05/02/05
Forward Hoover Mini-Cap Fund	01/02/03	08/15/03	N/A
Forward Global Emerging Markets Fund	04/09/03	10/04/95	N/A
Forward International Small Companies Fund	03/05/02	02/07/96	05/02/05
Forward Uniplan Real Estate Investment Fund	05/10/99	N/A	N/A
Forward Legato Fund	N/A	N/A	04/01/05

June 30, 2005

Forward Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses

June 30, 2005

Forward Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

(continued)

based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Forward Funds Investor and Institutional share classes do not charge any sales load, but the Class A shares do. Shareholders are also subject to short-term redemption fees on certain transactions, including exchanges. Other funds may have different fee structures. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expense Ratio(1)	Expenses Paid During Period 12/31/04 – 06/30/05(2)
Forward Hansberger International Growth Fund
Actual Fund Return
Investor Class	$1,000.00	$999.20	1.69%	$8.38

Hypothetical 5% Return
Investor Class	$1,000.00	$1,016.41	1.69%	$8.45

Forward Hoover Small Cap Equity Fund
Actual Fund Return
Investor Class	$1,000.00	$1,025.50	1.78%	$8.94
Institutional Class	$1,000.00	$1,027.80	1.34%	$6.74
Class A*	$1,000.00	$1,104.50	1.76%	$9.18

Hypothetical 5% Return
Investor Class	$1,000.00	$1,015.97	1.78%	$8.90
Institutional Class	$1,000.00	$1,018.15	1.34%	$6.71
Class A*	$1,000.00	$1,016.07	1.76%	$8.80

June 30, 2005

Forward Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

(continued)

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expense Ratio(1)	Expenses Paid During Period 12/31/04 – 06/30/05(2)
Forward Hoover Mini Cap Equity Fund
Actual Fund Return
Investor Class	$1,000.00	$1,003.70	1.99%	$9.89
Institutional Class	$1,000.00	$1,006.70	1.43%	$7.11

Hypothetical 5% Return
Investor Class	$1,000.00	$1,014.93	1.99%	$9.94
Institutional Class	$1,000.00	$1,017.70	1.43%	$7.15

Forward Global Emerging Markets Fund
Actual Fund Return
Investor Class	$1,000.00	$1,061.90	1.95%	$9.97
Institutional Class	$1,000.00	$1,064.00	1.70%	$8.70

Hypothetical 5% Return
Investor Class	$1,000.00	$1,015.12	1.95%	$9.74
Institutional Class	$1,000.00	$1,016.36	1.70%	$8.50

Forward International Small Companies Fund
Actual Fund Return
Investor Class	$1,000.00	$1,051.30	1.45%	$7.37
Institutional Class	$1,000.00	$1,052.00	1.20%	$6.11
Class A*	$1,000.00	$1,030.50	1.63%	$8.21

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.60	1.45%	$7.25
Institutional Class	$1,000.00	$1,018.84	1.20%	$6.01
Class A*	$1,000.00	$1,016.71	1.63%	$8.15

June 30, 2005

Forward Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

(continued)

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expense Ratio(1)	Expenses Paid During Period 12/31/04 – 06/30/05(2)
Forward Uniplan Real Estate Investment Fund
Actual Fund Return
Investor Class	$1,000.00	$1,050.90	1.79%	$9.10

Hypothetical 5% Return
Investor Class	$1,000.00	$1,015.92	1.79%	$8.95

Forward Legato Fund(3)
Actual Fund Return
Class A	$1,000.00	$1,061.70	1.89%	$9.66

Hypothetical 5% Return
Class A	$1,000.00	$1,015.42	1.89%	$9.44

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3)	The Forward Legato Fund Class A shares commenced operations on April 1, 2005.
*	Class A shares commenced operations on May 2, 2005.

June 30, 2005

Summary of Portfolio Holdings (Unaudited)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Hansberger International Growth Fund
Banks	17.28%	Telecommunication Services	5.55%
Consumer Discretionary	13.19%
Industrials	11.72%	Materials	4.91%
Information Technology	11.56%	Utilities	1.13%
Health Care	10.16%	Overnight Deposit	0.46%
Financial Services	8.64%	Net Other Assets and Liabilities	0.93%
Energy	7.90%

Consumer Staples	6.57%		100.00%

Forward Hoover Small Cap Equity Fund
Consumer Discretionary	23.85%	Utilities	2.57%
Financial Services	17.46%	Auto & Transportation	2.53%
Producer Durables	13.47%	Consumer Staples	1.83%
Health Care	12.59%	Overnight Deposit	1.96%
Technology	9.63%	Net Other Assets and Liabilities	(0.10)%
Energy	7.55%

Materials & Processing	6.66%		100.00%

Forward Hoover Mini-Cap Fund
Consumer Discretionary	24.13%	Consumer Staples	2.17%
Financial Services	13.09%	Utilities	1.69%
Health Care	12.13%	Integrated Oils	1.31%
Materials & Processing	11.72%	Other	0.78%
Producer Durables	11.63%	Overnight Deposit	3.07%
Technology	7.22%	Net Other Assets and Liabilities	1.02%
Energy	6.22%

Auto & Transportation	3.82%		100.00%

June 30, 2005

Summary of Portfolio Holdings (Unaudited)

(continued)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Global Emerging Markets Fund
Banks	21.67%	Diversified Financials	2.46%
Telecommunication Services	14.10%	Software & Services	2.09%
Semiconductor & Semi Equipment		Media	1.96%
	9.46%	Real Estate	1.87%
Energy	8.52%	Pharmaceuticals & Biotech	1.75%
Capital Goods	8.29%	Food, Beverage & Tobacco	1.63%
Technology Hardware & Equipment	7.07%	Consumer Durables & Apparel	1.44%
Materials	5.90%	Overnight Deposit	0.06%
Insurance	3.96%	Net Other Assets and Liabilities
Utilities	3.84%		0.45%

Automobiles & Components	3.48%		100.00%

Forward International Small Companies Fund
Capital Goods	20.26%	Media	2.80%
Real Estate	7.20%	Pharmaceuticals & Biotech
Health Care Equipment & Services			2.50%
	6.72%	Telecommunication Services
Insurance	5.59%		2.44%
Materials	5.21%	Food, Beverage & Tobacco	2.33%
Software & Services	4.87%	Food & Drug Retailing	0.95%
Consumer Durables & Apparel	4.86%	Semiconductor & Semi Equipment	0.89%
Energy	4.49%	Retailing	0.87%
Utilities	4.46%	Diversified Financials	0.84%
Technology Hardware & Equipment		Hotels, Restaurants & Leisure
	4.26%		0.77%
Automobiles & Components	3.66%	Overnight Deposit	5.10%
Banks	3.21%	Net Other Assets and Liabilities
Transportation	3.04%		(0.18)%

Commercial Services & Supplies	2.86%		100.00%

June 30, 2005

Summary of Portfolio Holdings (Unaudited)

(continued)

Forward Uniplan Real Estate Investment Fund
Retail	35.72%	Specialty	7.34%
Office	15.58%	Hotels	6.94%
Residential	13.94%	Overnight Deposit	2.05%
Industrial	9.43%	Net Other Assets and Liabilities
Health Care	8.81%		0.19%

			100.00%

Forward Legato Fund
Technology	20.16%	Auto & Transportation	5.31%
Health Care	19.14%	Materials & Processing	4.04%
Consumer Discretionary	15.91%	Consumer Staples	3.58%
Financial Services	8.74%	Utilities	0.94%
Producer Durables	8.00%	Overnight Deposit	2.62%
Other	6.31%	Net Other Assets and Liabilities
Energy	5.81%		(0.56)%

			100.00%

*     *     *     *     *

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2005. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 are available (i) without charge, upon request, by calling (800) 999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2005

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON AND PREFERRED STOCKS – 98.61%
	Australia – 1.57%
14,993	Woodside Petroleum, Ltd.	$334,280

	Brazil – 1.22%
8,427	Companhia de Bebidas das Americas, ADR	260,394

	Canada – 3.82%
9,200	Manulife Financial Corp.	439,852
7,854	Suncor Energy, Inc.	371,651

		811,503

	China – 1.30%
7,542	Shanda Interactive Entertainment, Ltd., ADS*	277,470

	Denmark – 2.33%
29,800	Vestas Wind Systems A/S*	495,029

	Finland – 1.15%
14,700	Nokia Oyj, ADR	244,608

	France – 16.36%
14,300	Axa, ADR	356,213
9,500	Bouygues SA	394,031
3,400	Essilor International SA	232,567
3,049	L’Oreal SA	219,078
2,900	Sanofi-Aventis	238,390
4,400	Schneider Electric SA	332,131
4,100	Societe Generale	417,694
5,500	Technip SA	255,424
14,000	Thomson	335,593
3,900	Total SA, ADR	455,715
6,400	Veolia Environnement	240,736

		3,477,572

	Germany – 5.01%
2,572	Allianz AG	295,718
392	Porsche AG, Preference No Par	295,016
5,400	SAP AG, ADR	233,820
3,300	Siemens AG	241,068

		1,065,622

June 30, 2005 See Notes to Financial Statements

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Hong Kong – 4.50%
62,390	Esprit Holdings, Ltd.	$451,473
26,000	Hutchison Whampoa, Ltd.	234,971
174,347	Shangri-La Asia, Ltd.	269,147

		955,591

	India – 3.18%
7,700	HDFC Bank, Ltd., ADR	358,127
4,100	Infosys Technologies, Ltd., ADR	317,627

		675,754

	Israel – 1.14%
7,800	Teva Pharmaceutical Industries, Ltd., ADR	242,892

	Italy – 1.85%
74,200	UniCredito Italiano SpA	392,335

	Japan – 16.36%
6,981	Astellas Pharma, Inc.	238,769
4,300	Canon, Inc.	226,622
17,300	Denso Corp.	394,211
1,000	Keyence Corp.	224,348
3,000	Nidec Corp.	317,841
6,100	Nitto Denko Corp.	350,113
2,200	Orix Corp.	330,367
25,000	Sharp Corp.	391,210
4,000	SMC Corp.	436,784
51	Sumitomo Mitsui Financial Group, Inc.	345,185
6,200	Toyota Motor Corp.	222,128

		3,477,578

	Netherlands – 1.34%
18,200	ASML Holding NV*	285,012

	Singapore – 1.40%
35,000	DBS Group Holdings, Ltd.	296,628

See Notes to Financial Statements June 30, 2005

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	South Korea – 2.69%
5,300	Kookmin Bank, ADR	$241,574
690	Samsung Electronics Co., Ltd.	329,811

		571,385

	Spain – 4.12%
30,300	Banco Bilbao Vizcaya Argentaria SA	468,073
24,893	Telefonica SA	408,052

		876,125

	Switzerland – 8.51%
830	Nestle SA	212,505
1,250	Nobel Biocare Holding AG	253,688
8,800	Novartis AG	419,358
2,230	Roche Holding AG	282,340
365	Sika AG	227,787
5,300	UBS AG	413,707

		1,809,385

	United Kingdom – 20.76%
31,124	Barclays Plc	309,901
18,158	BHP Billiton Plc	231,735
4,200	BP Plc, ADR	261,996
47,100	British Sky Broadcasting Group Plc	445,335
20,034	Exel Plc	304,873
27,900	HBOS Plc	430,327
12,300	Johnson Matthey Plc	235,241
9,837	Reckitt Benckiser Plc	290,050
13,703	Royal Bank of Scotland Group Plc	414,111
25,600	Smith & Nephew Plc	252,834
27,100	Smiths Group Plc	446,404
72,524	Tesco Plc	414,358
15,500	Vodafone Group Plc, ADR	376,960

		4,414,125

	Total Common and Preferred Stocks	20,963,288

	(Cost $15,956,344)

June 30, 2005 See Notes to Financial Statements

Forward Hansberger International Growth Fund

Portfolio of Investments (Unaudited)

Par Value		Value (Note 2)

OVERNIGHT DEPOSIT – 0.46%
$97,064	Brown Brothers Harriman & Co. – Cayman, 2.450%, due 07/01/05	$97,064

	Total Overnight Deposit	97,064

	(Cost $97,064)
Total Investments – 99.07%		21,060,352

(Cost $16,053,408)
Net Other Assets and Liabilities – 0.93%		198,189

Net Assets – 100.00%		$21,258,541

*	Non-income producing security.
ADR American	Depositary Receipt

See Notes to Financial Statements June 30, 2005

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS – 98.14%
	Auto & Transportation – 2.53%
58,000	Alaska Air Group, Inc.*	$1,725,500
78,900	Aviall, Inc.*	2,492,451
40,700	Thor Industries, Inc.	1,279,201
38,900	Winnebago Industries, Inc.	1,273,975

		6,771,127

	Consumer Discretionary – 23.85%
93,400	AnnTaylor Stores Corp.*	2,267,752
61,500	Blue Nile, Inc.*	2,010,435
39,300	Central Garden & Pet Co.*	1,930,416
129,800	Coinstar, Inc.*	2,945,162
110,000	Domino’s Pizza, Inc.	2,448,600
122,600	Elizabeth Arden, Inc.*	2,867,614
72,900	Hibbett Sporting Goods, Inc.*	2,758,536
250,600	Imax Corp.*	2,490,964
39,400	Laureate Education, Inc.*	1,885,684
91,800	MarineMax, Inc.*	2,868,750
92,500	Nautilus, Inc.	2,636,250
29,100	P.F. Chang’s China Bistro, Inc.*	1,716,318
111,200	Pacific Sunwear of California, Inc.*	2,556,488
29,300	Panera Bread Co., Class A*	1,819,091
130,100	Quiksilver, Inc.*	2,078,998
53,100	Rare Hospitality International, Inc.*	1,617,957
55,600	Red Robin Gourmet Burgers, Inc.*	3,446,088
79,700	Scientific Games Corp., Class A*	2,146,321
100,700	Stein Mart, Inc.	2,215,400
59,600	The Dress Barn, Inc.*	1,348,748
127,800	The Finish Line, Class A	2,417,976
74,950	The Men’s Wearhouse, Inc.*	2,580,528
115,000	The Sports Authority, Inc.*	3,657,000
64,500	Tractor Supply Co.*	3,166,950
51,900	United Natural Foods, Inc.*	1,576,203

June 30, 2005 See Notes to Financial Statements

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Consumer Discretionary (continued)
93,600	Vail Resorts, Inc.*	$2,630,160
93,700	West Marine, Inc.*	1,692,222

		63,776,611

	Consumer Staples – 1.83%
129,200	Lance, Inc.	2,223,532
62,200	Longs Drug Stores Corp.	2,677,710

		4,901,242

	Energy – 7.55%
17,600	CARBO Ceramics, Inc.	1,389,696
51,300	Energy Partners, Ltd.*	1,344,573
36,800	Peabody Energy Corp.	1,915,072
73,100	Plains Exploration & Production Co.*	2,597,243
33,800	Quicksilver Resources, Inc.*	2,160,834
113,800	Range Resources Corp.	3,061,220
73,700	St. Mary Land & Exploration Co.	2,135,826
156,100	Superior Energy Services, Inc.*	2,778,580
88,050	TETRA Technologies, Inc.*	2,804,392

		20,187,436

	Financial Services – 17.46%
124,100	Advent Software, Inc.*	2,514,266
34,500	Affiliated Managers Group, Inc.*	2,357,385
126,700	Apollo Investment Corp.	2,335,081
67,800	Capital Automotive REIT	2,587,926
64,900	Cathay General Bancorp	2,187,779
51,600	CenterPoint Properties Trust	2,182,680
158,800	Cohen & Steers, Inc.	3,272,868
120,400	Digital Insight Corp.*	2,879,968
97,700	Equity Inns, Inc.	1,299,410
107,800	Equity One, Inc.	2,447,060
30,200	Gabelli Asset Management, Inc., Class A	1,334,538
86,400	GFI Group, Inc.*	3,075,840
83,100	Greater Bay Bancorp	2,191,347

See Notes to Financial Statements June 30, 2005

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Financial Services (continued)
107,800	Investment Technology Group, Inc.*	$2,265,956
93,000	Ohio Casualty Corp.	2,248,740
78,800	PXRE Group, Ltd.	1,987,336
48,300	SVB Financial Group*	2,313,570
132,000	Texas Capital Bancshares, Inc.*	2,605,680
70,400	UCBH Holdings, Inc.	1,143,296
86,000	Urstadt Biddle Properties, Class A	1,489,520
36,900	Westamerica Bancorporation	1,948,689

		46,668,935

	Health Care – 12.59%
137,600	Adeza Biomedical Corp.*	2,336,448
60,400	Amedisys, Inc.*	2,221,512
61,500	AMERIGROUP Corp.*	2,472,300
54,000	Immucor, Inc.*	1,563,300
78,200	Kindred Healthcare, Inc.*	3,097,502
58,100	LabOne, Inc.*	2,312,961
64,900	LifePoint Hospitals, Inc.*	3,278,748
131,900	Meridian Bioscience, Inc.	2,499,505
35,900	Molina Healthcare, Inc.*	1,588,934
32,900	Pediatrix Medical Group, Inc.*	2,419,466
98,100	Radiation Therapy Services, Inc.*	2,604,555
102,300	Symmetry Medical, Inc.*	2,408,142
50,800	United Surgical Partners International, Inc.*	2,645,664
79,100	West Pharmaceutical Services, Inc.	2,218,755

		33,667,792

	Materials & Processing – 6.66%
82,700	Barnes Group, Inc.	2,737,370
60,100	Comstock Homebuilding Cos., Inc., Class A*	1,455,622
213,100	Huttig Building Products, Inc.*	2,324,921
65,600	Mobile Mini, Inc.*	2,261,888
89,400	RTI International Metals, Inc.*	2,808,054
72,500	Titan International, Inc.	1,013,550

June 30, 2005 See Notes to Financial Statements

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Materials & Processing (continued)
102,800	Trammell Crow Co.*	$2,491,872
72,400	URS Corp.*	2,704,140

		17,797,417

	Producer Durables – 13.47%
50,200	A.S.V., Inc.*	2,035,108
65,400	AMETEK, Inc.	2,736,990
323,900	Credence Systems Corp.*	2,931,295
43,400	ESCO Technologies, Inc.*	4,374,720
45,900	Headwaters, Inc.*	1,578,042
47,200	IDEX Corp.	1,822,392
164,200	IRIS International, Inc.*	2,922,760
71,900	Itron, Inc.*	3,212,492
35,200	Meritage Homes Corp.*	2,798,400
26,300	Roper Industries, Inc.	1,877,031
211,100	SpectraLink Corp.	2,220,772
35,600	Standard Pacific Corp.	3,131,020
145,200	Steelcase, Inc., Class A	2,011,020
91,800	Valmont Industries, Inc.	2,368,440

		36,020,482

	Technology – 9.63%
214,500	Cypress Semiconductor Corp.*	2,700,555
49,300	DRS Technologies, Inc.	2,528,104
88,800	ManTech International Corp., Class A*	2,756,352
76,400	MICROS Systems, Inc.*	3,418,900
112,600	Microsemi Corp.*	2,116,880
59,600	PalmOne, Inc.*	1,774,292
148,300	RadiSys Corp.*	2,395,045
91,800	SafeNet, Inc.*	3,126,708
72,200	SRA International, Inc., Class A*	2,506,784
62,400	Trimble Navigation, Ltd.*	2,431,728

		25,755,348

See Notes to Financial Statements June 30, 2005

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Utilities – 2.57%
75,500	Southern Union Co.*	$1,853,525
106,600	Southwestern Energy Co.*	5,008,068

		6,861,593

	Total Common Stocks	262,407,983

	(Cost $216,726,741)

Par Value
OVERNIGHT DEPOSIT – 1.96%
$5,244,866	Bank of America, 2.450%, due 07/01/05	5,244,866

	Total Overnight Deposit	5,244,866

	(Cost $5,244,866)
Total Investments – 100.10%		267,652,849

(Cost $221,971,607)
Net Other Assets and Liabilities – (0.10)%		(275,907)

Net Assets – 100.00%		$267,376,942

*	Non-income producing security.

June 30, 2005 See Notes to Financial Statements

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS – 95.91%
	Auto & Transportation – 3.82%
10,400	Alaska Air Group, Inc.*	$309,400
27,600	Aries Maritime Transport, Ltd.*	345,000
11,600	Aviall, Inc.*	366,444
6,500	TBC Corp.*	176,345
5,300	Winnebago Industries, Inc.	173,575

		1,370,764

	Consumer Discretionary – 24.13%
13,300	Big 5 Sporting Goods Corp.	377,454
11,400	Blue Nile, Inc.*	372,666
21,600	Design Within Reach, Inc.*	390,960
16,800	Elizabeth Arden, Inc.*	392,952
27,400	Fox & Hound Restaurant Group*	327,430
10,175	Hibbett Sporting Goods, Inc.*	385,022
33,700	Imax Corp.*	334,978
14,500	Intrawest Corp.	349,160
12,300	MarineMax, Inc.*	384,375
12,400	Nautilus, Inc.	353,400
32,600	Oakley, Inc.	555,178
65,800	PetMed Express, Inc.*	507,318
10,400	Red Robin Gourmet Burgers, Inc.*	644,592
57,200	Restoration Hardware, Inc.*	467,896
17,000	Stein Mart, Inc.	374,000
9,900	The Buckle, Inc.	438,966
8,200	The Dress Barn, Inc.*	185,566
18,100	The Finish Line, Class A	342,452
16,100	The Sports Authority, Inc.*	511,980
18,000	The Steak n Shake Co.*	335,160
14,000	Vail Resorts, Inc.*	393,400
12,800	West Marine, Inc.*	231,168

		8,656,073

See Notes to Financial Statements June 30, 2005

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Consumer Staples – 2.17%
19,000	Lance, Inc.	$326,990
10,500	Longs Drug Stores Corp.	452,025

		779,015

	Energy – 6.22%
2,500	CARBO Ceramics, Inc.	197,400
28,900	Carrizo Oil & Gas, Inc.*	493,034
7,200	Energy Partners, Ltd.*	188,712
18,800	Pioneer Drilling Co.*	286,888
10,300	St. Mary Land & Exploration Co.	298,494
21,600	Superior Energy Services, Inc.*	384,480
12,050	TETRA Technologies, Inc.*	383,792

		2,232,800

	Financial Services – 13.09%
18,800	Advent Software, Inc.*	380,888
19,900	Apollo Investment Corp.	366,757
10,800	Capital Corp of the West	299,700
25,200	Cohen & Steers, Inc.	519,372
17,800	Coinstar, Inc.*	403,882
15,000	Digital Insight Corp.*	358,800
13,800	Equity Inns, Inc.	183,540
14,700	First Potomac Realty Trust	364,560
12,100	GFI Group, Inc.*	430,760
16,900	Investment Technology Group, Inc.*	355,238
10,800	PXRE Group, Ltd.	272,376
24,000	Texas Capital Bancshares, Inc.*	473,760
9,100	Vineyard National Bancorp Co.	287,196

		4,696,829

	Health Care – 12.13%
18,400	Adeza Biomedical Corp.*	312,432
8,500	Amedisys, Inc.*	312,630
18,575	Healthcare Services Group, Inc.	372,986

June 30, 2005 See Notes to Financial Statements

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Health Care (continued)
9,800	Kindred Healthcare, Inc.*	$388,178
8,700	LabOne, Inc.*	346,347
35,100	Meridian Bioscience, Inc.	665,145
33,800	Natus Medical, Inc.*	380,250
17,000	Radiation Therapy Services, Inc.*	451,350
24,600	SeraCare Life Sciences, Inc.*	344,154
18,100	Symmetry Medical, Inc.*	426,074
12,500	West Pharmaceutical Services, Inc.	350,625

		4,350,171

	Integrated Oils – 1.31%
22,900	Goodrich Petroleum Corp.*	471,282

	Materials & Processing – 11.72%
22,100	American Reprographics Co.*	355,589
11,400	Barnes Group, Inc.	377,340
9,200	Comstock Homebuilding Cos., Inc., Class A*	222,824
31,600	Huttig Building Products, Inc.*	344,756
25,000	LSI Industries, Inc.	348,500
9,200	Mobile Mini, Inc.*	317,216
25,900	NN, Inc.	328,412
22,000	Perini Corp.*	361,240
12,700	RTI International Metals, Inc.*	398,907
22,500	Titan International, Inc.	314,550
19,000	Trammell Crow Co.*	460,560
10,000	URS Corp.*	373,500

		4,203,394

	Other – 0.78%
8,900	WESCO International, Inc.*	279,282

	Producer Durables – 11.63%
6,800	A.S.V., Inc.*	275,672
18,200	Applied Signal Technology, Inc.	346,528
11,200	Badger Meter, Inc.	462,560
39,100	Credence Systems Corp.*	353,855
4,100	ESCO Technologies, Inc.*	413,280

See Notes to Financial Statements June 30, 2005

Forward Hoover Mini-Cap Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Producer Durables (continued)
7,000	Headwaters, Inc.*	$240,660
23,000	IRIS International, Inc.*	409,400
8,900	Itron, Inc.*	397,652
10,500	Levitt Corp., Class A	314,160
59,600	SpectraLink Corp.	626,992
12,900	Valmont Industries, Inc.	332,820

		4,173,579

	Technology – 7.22%
19,800	Blackboard, Inc.*	473,616
26,900	Integrated Device Technology, Inc.*	289,175
17,600	ManTech International Corp., Class A*	546,304
8,300	PalmOne, Inc.*	247,091
41,500	Phoenix Technologies, Ltd.*	322,870
20,900	RadiSys Corp.*	337,535
12,500	SI International, Inc.*	374,500

		2,591,091

	Utilities – 1.69%
15,600	Consolidated Water Co., Ltd.	604,968

	Total Common Stocks	34,409,248

	(Cost $29,496,306)

Par Value
OVERNIGHT DEPOSIT – 3.07%
$1,100,020	Citibank, 2.450%, due 07/01/05	1,100,020

	Total Overnight Deposit	1,100,020

	(Cost $1,100,020)
Total Investments – 98.98%		35,509,268

(Cost $30,596,326)
Net Other Assets and Liabilities – 1.02%		366,466

Net Assets – 100.00%		$35,875,734

*	Non-income producing security.

June 30, 2005 See Notes to Financial Statements

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON AND PREFERRED STOCKS – 99.49%
	Argentina – 0.74%
15,900	Telecom Argentina SA, ADR*	$189,846

	Brazil – 13.09%
13,454	Banco Bradesco SA, Preference No Par	472,926
6,100	Brasil Telecom Participacoes SA, ADR	220,210
8,951,600	Cia Energetica de Minas Gerais, Preference	281,265
13,287	Cia Vale do Rio Doce	388,172
22,384	Petroleo Brasileiro SA, ADR	1,030,559
2,900	Tele Centro Oeste Celular Participacoes SA, ADR	29,203
28	Tele Norte Leste Participacoes SA	636
15,317	Tele Norte Leste Participacoes SA, ADR	255,028
8,970	Tim Participacoes SA, ADR	141,726
13,118	Unibanco – Uniao de Bancos Brasileiros SA, GDR	506,617
4,200	Unibanco – Uniao de Bancos Brasileiros SA, Units	32,102

		3,358,444

	China – 4.58%
557,000	China Life Insurance Co., Ltd., Class H*	379,773
605,917	China Telecom Corp., Ltd., Class H	218,255
297,579	China Unicom, Ltd.	250,747
2,300	Netease.com, Inc., ADR*	131,353
945,000	Semiconductor Manufacturing International Corp.*	195,727

		1,175,855

	Egypt – 1.20%
9,714	Commercial International Bank	80,110
2,998	Egyptian Company for Mobile Services	94,202
4,684	Orascom Construction Industries	133,077

		307,389

See Notes to Financial Statements June 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Hong Kong – 3.97%
473,000	CNOOC, Ltd.	$282,948
54,000	Hutchison Whampoa, Ltd.	488,015
25,000	Sun Hung Kai Properties, Ltd.	246,838

		1,017,801

	India – 4.58%
3,290	Hindalco Industries, Ltd., GDR, Registered Shares	85,046
1,024	Infosys Technologies, Ltd., Sponsored ADR	79,329
2,499	ITC, Ltd., GDR, Registered Shares	92,963
5,756	Reliance Industries, Ltd., Sponsored GDR	167,672
4,577	Satyam Computer Services, Ltd., ADR	119,002
12,376	State Bank of India, GDR	499,124
13,553	Tata Motors, Ltd., Sponsored ADR	131,193

		1,174,329

	Indonesia – 2.78%
123,254	PT Astra International Tbk	160,382
681,915	PT Bank Mandiri	104,803
389,313	PT Bank Rakyat Indonesia	115,677
16,013	PT Telekomunikasi Indonesia, Sponsored ADR	333,871

		714,733

	Israel – 4.41%
76,431	Bank Hapoalim, Ltd.	239,973
82,500	Bank Leumi Le-Israel	212,194
7,109	Check Point Software Technologies, Ltd.*	140,758
16,400	Makhteshim-Agan Industries, Ltd.	89,663
14,400	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	448,416

		1,131,004

	Malaysia – 4.32%
299,200	Commerce Asset-Holding Berhad	397,620
141,100	Telekom Malaysia Berhad	371,315
123,000	Tenaga Nasional Berhad	339,867

		1,108,802

June 30, 2005 See Notes to Financial Statements

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Mexico – 5.52%
7,001	America Movil SA de CV, ADR, Series L	$417,330
4,500	Fomento Economico Mexicano, SA de CV, Sponsored ADR	268,065
7,833	Grupo Televisa SA, Sponsored ADR	486,351
12,986	Telefonos de Mexico SA de CV, Sponsored ADR, Series L	245,306

		1,417,052

	Philippines – 3.12%
88,612	ABS-CBN Broadcasting Corp., PDR	16,637
1,665,963	Ayala Land, Inc.	232,355
203,756	Bank of the Philippine Islands	176,703
5,519	Philippine Long Distance Telephone Co.	159,870
47,480	SM Investments Corp.	216,492

		802,057

	Poland – 1.47%
6,300	Polski Koncern Naftowy Orlen SA, GDR	188,370
31,211	Telekomunikacja Polska SA, GDR	190,387

		378,757

	Russia – 2.46%
6,430	AO VimpelCom, Sponsored ADR*	218,813
5,196	LUKOIL, Sponsored ADR	191,265
5,981	OAO Gazprom, Sponsored ADR, Registered Shares	215,914
2,100	YUKOS, ADR*	4,788

		630,780

	Singapore – 1.84%
40,000	DBS Group Holdings, Ltd.	339,003
14,000	Venture Corp., Ltd.	132,756

		471,759

	Slovakia – 0.00%#
525	Chirana Prema AS*	0

See Notes to Financial Statements June 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	South Africa – 6.19%
18,960	Barloworld, Ltd.	$269,897
49,695	FirstRand, Ltd.	103,282
1,505	Impala Platinum Holdings, Ltd.	134,632
26,196	Nedbank Group, Ltd.	292,002
3,656	SABMiller Plc	57,029
68,750	Sanlam, Ltd.	120,942
24,560	Sappi, Ltd.	271,595
35,024	Standard Bank Group, Ltd.	339,290

		1,588,669

	South Korea – 17.83%
29,260	Daewoo Engineering & Construction Co., Ltd.	223,944
17,050	Hana Bank	456,976
30,120	Kia Motors Corp.	400,726
11,900	Korea Electric Power Corp.	365,002
4,000	LG Chem, Ltd.	146,299
16,922	LG Corp.	430,623
4,680	LG Electronics, Inc.	297,962
900	NCsoft Corp.*	67,054
2,559	POSCO, ADR	112,519
31,340	Samsung Corp.	412,408
2,565	Samsung Electronics Co., Ltd.	1,226,038
2,930	Samsung Fire & Marine Insurance Co., Ltd.	237,859
630	Shinsegae Co., Ltd.	199,332

		4,576,742

	Taiwan – 14.06%
138,726	Acer, Inc.	274,244
116,939	Asustek Computer, Inc.	330,671
118,000	AU Optronics Corp.	197,441
187,950	BenQ Corp.	182,507
23,000	Cathay Financial Holding Co., Ltd.	46,414
11,443	Cathay Financial Holding Co., Ltd., GDR, Registered Shares	230,805

June 30, 2005 See Notes to Financial Statements

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Taiwan (continued)
136,520	First Financial Holding Co., Ltd.*	$113,135
286,772	Fubon Financial Holding Co., Ltd.	279,374
35,866	Hon Hai Precision Industry Co., Ltd.	186,616
380,000	Mega Financial Holding Co., Ltd.	250,604
259,827	Powerchip Semiconductor Corp.	183,269
164,607	Quanta Computer, Inc.	314,994
266,700	Siliconware Precision Industries Co.	263,194
273,576	Taiwan Semiconductor Manufacturing Co., Ltd.	476,792
382,839	United Microelectronics Corp.	278,512

		3,608,572

	Thailand – 3.42%
55,564	Bangkok Bank Public Co., Ltd.(F)	145,228
153,654	Kasikornbank Public Co., Ltd.(F)	211,959
20,000	PTT Public Co., Ltd.(F)	105,516
20,300	Siam Cement Public Co., Ltd.(F)	118,890
106,300	Siam Commercial Bank Public Co., Ltd.(F)	120,911
700,000	True Corporation Public Co., Ltd.*	176,183

		878,687

	Turkey – 3.91%
22,071	Akbank TAS	127,253
11,923	Arcelik AS	70,976
38,768	Eregli Demir ve Celik Fabrikalari	168,367
35,267	Haci Omer Sabanci Holding AS	135,998
38,464	Koc Holding AS	169,926
21,533	Turkcell Iletisim Hizmetleri AS	106,417
23,260	Turkiye Garanti Bankasi AS*	100,146
21,282	Turkiye Is Bankasi, Class C	124,298

		1,003,381

	Total Common and Preferred Stocks	25,534,659

	(Cost $21,788,972)

See Notes to Financial Statements June 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

RIGHTS AND WARRANTS – 0.00%
	Thailand – 0.00%
47,704	True Corporation Public Company, Ltd., Rights*	$0

	Total Rights and Warrants	0

	(Cost $0)

Par Value
OVERNIGHT DEPOSIT – 0.06%
$14,017	Brown Brothers Harriman & Co. – Cayman, 2.460%, due 07/01/05	14,017

	Total Overnight Deposit	14,017

	(Cost $14,017)
Total Investments – 99.55%		25,548,676

(Cost $21,802,989)
Net Other Assets and Liabilities – 0.45%		116,107

Net Assets – 100.00%		$25,664,783

*	Non-income producing security.
#	Amount represents less than 0.01%.
ADR American	Depositary Receipt
GDR Global	Depositary Receipt
PDR Philippine	Depositary Receipt
(F) Foreign	Shares

June 30, 2005 See Notes to Financial Statements

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON AND PREFERRED STOCKS – 95.08%
	Australia – 7.12%
255,000	A.B.C. Learning Centres, Ltd.	$1,084,601
1,000,000	Bendigo Mining, Ltd.*	792,737
290,000	DCA Group, Ltd.	837,786
310,000	Healthscope, Ltd.	1,110,594
350,000	McGuigan Simeon Wines, Ltd.	1,053,806
180,000	Origin Energy, Ltd.	1,044,126
145,000	Sigma Co., Ltd.	1,022,364
510,000	Timbercorp, Ltd.	901,891
150,000	Transfield Services, Ltd.	870,105

		8,718,010

	Austria – 4.61%
10,500	Andritz AG	1,002,330
8,370	Boehler-Uddeholm AG	1,108,568
16,340	EVN AG	1,182,770
8,110	Palfinger AG	538,048
28,310	Semperit AG Holding	774,583
20,000	Wiener Staedtische Allgemeine Versicherung AG	1,043,583

		5,649,882

	Belgium – 3.31%
9,000	Bekaert NV	676,634
25,440	ICOS Vision Systems Corp. NV#*	691,438
30,000	Omega Pharma SA	1,550,846
33,000	Option NV*	1,139,818

		4,058,736

	Denmark – 1.13%
8,000	Bang & Olufsen A/S, Class B	562,115
72,990	GN Store Nord A/S	827,097

		1,389,212

See Notes to Financial Statements June 30, 2005

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Finland – 1.05%
88,700	Pohjola Group Plc, Class D	$1,288,619

	France – 7.01%
32,860	bioMerieux	1,511,718
1,535,900	Bull SA*	1,245,826
19,790	Carbone Lorraine SA	940,384
9,600	Cegedim SA#	765,908
12,420	Cegid	429,888
12,990	Havas SA	71,083
3,740	Remy Cointreau SA	170,337
15,000	Seche Environnement	1,303,873
37,000	SR Teleperformance	1,078,195
20,000	Zodiac SA	1,074,818

		8,592,030

	Germany – 7.78%
24,450	AWD Holding AG	1,028,616
5,930	Bijou Brigitte Modische Accessoires AG#	1,068,261
30,000	CeWe Color Holding AG	1,525,423
15,000	Deutsche Euroshop AG	812,651
11,530	ElringKlinger AG	837,390
45,000	H&R Wasag AG#	664,104
45,000	IVG Immobilien AG	836,259
82,000	OHB Technology AG	828,934
8,500	Rational AG	915,859
20,000	Rheinmetall AG	1,007,748

		9,525,245

	Greece – 0.91%
60,000	Piraeus Bank SA	1,118,643

	Hong Kong – 5.64%
2,250,000	Far East Consortium International, Ltd.	947,953
679,000	FU JI Food & Catering Services	650,757
800,000	Kowloon Development Co., Ltd.	921,098

June 30, 2005 See Notes to Financial Statements

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Hong Kong (continued)
1,750,000	Midland Holdings, Ltd.	$979,310
1,000,000	Moulin Global Eyecare Holdings, Ltd.#*	0
1,200,000	Noble Group, Ltd.	1,031,232
3,450,000	Peace Mark (Holdings), Ltd.	920,937
1,930,000	Prime Success International Group, Ltd.	540,020
129,160	Silver Grant International Industries, Ltd.	41,124
530,000	YGM Trading, Ltd.#	876,137

		6,908,568

	Indonesia – 0.74%
80,000,000	PT Bank Century Tbk#*	901,639

	Ireland – 2.41%
32,000	FBD Holdings Plc	1,046,004
81,800	Kingspan Group Plc	966,547
55,000	Paddy Power Plc	939,527

		2,952,078

	Italy – 5.40%
60,170	Astaldi SpA	362,586
300,200	C.I.R. SpA	830,456
92,900	Credito Emiliano SpA	944,745
361,140	Hera SpA	1,006,688
152,152	Milano Assicurazioni SpA	948,647
157,070	Recordati SpA	1,131,436
29,010	Tod’s SpA	1,384,823

		6,609,381

	Japan – 17.69%
30,000	Abilit Corp.	1,115,366
190,000	Aida Engineering, Ltd.	987,587
90,000	Chiyoda Corp.	1,116,720
22,000	Citizen Electronics Co., Ltd.	1,133,595
113,000	CKD Corp.	826,986
130,000	Daimei Telecom Engineering Corp.	1,220,045

See Notes to Financial Statements June 30, 2005

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Japan (continued)
122,000	Dowa Mining Co., Ltd.	$814,687
25,000	F.C.C. Co., Ltd.	963,312
50,000	Hamamatsu Photonics K.K.	1,091,904
125,000	Hitachi Koki Co., Ltd.	1,176,504
25,000	Japan Petroleum Exploration Co., Ltd.	1,058,064
400	Kenedix, Inc.	1,133,414
46,000	Kibun Food Chemifa Co., Ltd.	1,162,291
34,000	Kuroda Electric Co., Ltd.	800,790
175,000	Nabtesco Corp.	1,184,400
400	Net One Systems Co., Ltd.	1,032,346
85,000	Nippon Seiki Co., Ltd.	1,169,736
230,000	Ryobi, Ltd.	954,739
75,000	Sanix, Inc.	709,286
17,000	Sysmex Corp.	1,107,606
135,000	Tokyo Tatemono Co., Ltd.	907,589

		21,666,967

	Netherlands – 4.38%
17,390	Aalberts Industries NV	797,918
40,955	Axalto Holding NV*	1,236,582
20,000	Fugro NV	497,578
20,000	Nutreco Holding NV	799,031
11,780	Randstad Holding NV	407,308
44,010	Trader Classified Media NV, Class A*	711,832
26,552	Univar NV	909,711

		5,359,960

	Norway – 1.83%
30,000	Prosafe ASA	901,676
90,580	Storebrand ASA	848,604
40,000	Tandberg Television ASA*	497,107

		2,247,387

	Portugal – 0.32%
280,050	Sonae, SGPS, SA	386,509

June 30, 2005 See Notes to Financial Statements

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Singapore – 3.92%
1,400,000	Bio-Treat Technology, Ltd.	$535,174
940,000	Jurong Technologies Industrial Co., Ltd.	980,500
1,010,000	Parkway Holdings, Ltd.	1,125,347
1,580,000	Petra Foods, Ltd.	973,862
760,000	SembCorp Marine, Ltd.	1,184,613

		4,799,496

	Spain – 1.30%
90,000	Enagas	1,596,246

	Sweden – 3.39%
72,910	Brostrom AB, Class B	1,139,078
80,000	Gambro AB, Class A	1,070,565
417,280	Intentia International AB*	860,320
140,000	Intrum Justitia AB	972,601
10,000	Micronic Laser Systems AB*	112,051

		4,154,615

	Switzerland – 3.51%
72,500	Ascom Holding AG, Registered Shares	950,745
900	Hiestand Holding AG, Registered Shares	708,844
2,700	Leica Geosystems AG	984,232
28,400	Logitech International SA, Registered Shares*	913,340
38,000	Promotora de Informaciones SA (Prisa)	737,457

		4,294,618

	United Kingdom – 11.63%
120,000	Admiral Group Plc	801,219
66,000	AWG Plc	1,138,054
190,000	Balfour Beatty Plc	1,126,412
95,000	Britannic Group Plc#	865,881
158,000	CSR Plc*	1,096,003
40,000	Forth Ports Plc	940,670
29,000	Inchcape Plc	1,069,242

See Notes to Financial Statements June 30, 2005

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	United Kingdom (continued)
21,150	Inmarsat Plc*	$128,136
1,220,000	Innovation Group Plc*	694,300
150,000	London Merchant Securities Plc	596,881
65,000	National Express Group Plc	1,059,061
305,000	PD Ports Plc	590,428
979,000	Regus Group Plc*	1,645,120
57,030	The Weir Group Plc	330,179
360,000	Tullow Oil Plc	1,203,442
47,440	Wilson Bowden Plc	965,126

		14,250,154

	Total Common and Preferred Stocks	116,467,995

	(Cost $108,216,749)

Par Value
OVERNIGHT DEPOSIT – 5.10%
$6,250,882	Citibank, 2.460%, due 07/01/05	6,250,882

	Total Overnight Deposit	6,250,882

	(Cost $6,250,882)
Total Investments – 100.18%		122,718,877

(Cost $114,467,631)
Net Other Assets and Liabilities – (0.18)%		(217,864)

Net Assets – 100.00%		$122,501,013

*	Non-income producing security.
ADR American	Depositary Receipt

June 30, 2005 See Notes to Financial Statements

Forward International Small Companies Fund

Portfolio of Investments (Unaudited)

#	Securities determined to be illiquid under procedures approved by the Fund’s Board of Directors. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of TNA
07/28/04	Bijou Brigitte Modische Accessoires AG	$795,094	$1,068,261	0.87%
12/15/04	Britannic Group Plc	$865,220	$865,881	0.71%
07/06/04	Cegedim SA	$764,729	$765,908	0.63%
01/06/05	H&R Wasag AG	$739,240	$664,104	0.54%
12/10/04	Icos Vison Systems Corp. NV	$684,132	$691,438	0.56%
05/15/03	Moulin Global Eyecare Holdings, Ltd.	$613,587	$0	0.00%
02/25/05	PT Bank Century Tbk	$907,358	$901,639	0.74%
11/04/04	YGM Trading	$807,552	$876,137	0.72%

See Notes to Financial Statements June 30, 2005

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON AND PREFERRED STOCKS – 97.76%
	Health Care – 8.81%
17,750	Alexandria Real Estate Equities, Inc.	$1,303,738
55,200	BioMed Realty Trust, Inc.	1,316,520
15,000	LTC Properties, Inc., Series E, 8.500%	613,125
18,600	Ventas, Inc.	561,720

		3,795,103

	Hotels – 6.94%
33,000	Great Wolf Resorts, Inc.*	674,520
67,225	Interstate Hotels & Resorts, Inc.*	330,075
275,000	Jameson Inns, Inc.*	635,250
23,000	Starwood Hotels & Resorts Worldwide, Inc.	1,347,110

		2,986,955

	Industrial – 9.43%
41,350	AMB Property Corp.	1,795,831
30,300	EastGroup Properties, Inc.	1,275,933
22,250	Liberty Property Trust	985,897

		4,057,661

	Office – 15.58%
16,500	Boston Properties, Inc.	1,155,000
15,000	Equity Office Properties Trust	496,500
18,400	Kilroy Realty Corp.	873,816
37,100	Lexington Corporate Properties Trust	901,901
46,000	Maguire Properties, Inc.	1,303,640
21,250	SL Green Realty Corp.	1,370,625
29,500	Trizec Properties, Inc.	606,815

		6,708,297

	Residential – 13.94%
27,600	American Campus Communities, Inc.	625,968
22,000	Archstone-Smith Trust	849,640
21,230	Avalonbay Communities, Inc.	1,715,384
32,200	Boardwalk Real Estate Investment Trust	515,284
25,700	Equity Residential	946,274
31,400	Home Properties, Inc.	1,350,828

		6,003,378

June 30, 2005 See Notes to Financial Statements

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Retail – 35.72%
31,550	CBL & Associates Properties, Inc.	$1,358,858
48,100	Cedar Shopping Centers, Inc.	709,475
26,000	Developers Diversified Realty Corp.	1,194,960
31,200	General Growth Properties, Inc.	1,282,008
24,550	Kimco Realty Corp.	1,446,240
25,100	The Mills Corp.	1,525,829
36,200	Realty Income Corp.	906,448
21,250	Regency Centers Corp.	1,215,500
37,108	Simon Property Group, Inc.	2,689,959
7,790	Simon Property Group, L.P., 6.000%	482,980
16,200	Vornado Realty Trust	1,302,480
32,200	Weingarten Realty Investors	1,262,884

		15,377,621

	Specialty – 7.34%
36,800	Digital Realty Trust, Inc.	639,584
13,800	Global Signal, Inc.	519,570
21,200	Rayonier, Inc.	1,124,236
46,000	U-Store-It Trust	876,300

		3,159,690

	Total Common and Preferred Stocks	42,088,705

	(Cost $27,419,095)

Par Value
OVERNIGHT DEPOSIT – 2.05%
$882,530	Bank of America,
	2.450%, due 07/01/05	882,530

	Total Overnight Deposit	882,530

	(Cost $882,530)
Total Investments – 99.81%		42,971,235

(Cost $28,301,625)
Net Other Assets and Liabilities – 0.19%		83,212

Net Assets – 100.00%		$43,054,447

REIT	Real Estate Investment Trust
*	Non-income producing security.

See Notes to Financial Statements June 30, 2005

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS – 97.94%
	Auto & Transportation – 5.31%
1,500	Aviall, Inc.*	$47,385
3,400	Fleetwood Enterprises, Inc.*	34,510
1,450	Keystone Automotive Industries, Inc.*	35,858
1,750	Knight Transportation, Inc.	42,577
300	Oshkosh Truck Corp.	23,484
650	Polaris Industries, Inc.	35,100
1,100	Wabash National Corp.	26,653
2,100	Wabtec Corp.	45,108
1,500	Winnebago Industries, Inc.	49,125

		339,800

	Consumer Discretionary – 15.91%
2,100	Administaff, Inc.	49,896
3,200	Alliance One International, Inc.	19,232
1,400	American Woodmark Corp.	42,014
500	CBRL Group, Inc.	19,430
1,500	California Pizza Kitchen, Inc.*	40,905
1,250	Coinstar, Inc.*	28,362
1,300	Copart, Inc.*	30,940
2,800	Corinthian Colleges, Inc.*	35,756
1,700	DeVry, Inc.*	33,830
1,400	DiamondCluster International, Inc.*	15,820
2,090	Fred’s, Inc.	34,652
3,120	Gentex Corp.	56,784
1,500	J. Jill Group, Inc.*	20,625
500	Jarden Corp.*	26,960
1,400	La-Z-Boy, Inc.	20,398
1,250	Matthews International Corp., Class A	48,700
1,300	Pep Boys – Manny, Moe & Jack	17,602
2,100	Playboy Enterprises, Inc., Class B*	27,174
1,700	Reader’s Digest Association, Inc.	28,050
2,150	Renaissance Learning, Inc.	43,645

June 30, 2005 See Notes to Financial Statements

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Consumer Discretionary (continued)
1,175	Ritchie Bros. Auctioneers, Inc.	$45,296
2,000	Rollins, Inc.	40,080
750	School Specialty, Inc.*	34,875
1,375	SCP Pool Corp.	48,249
3,100	Service Corporation International	24,862
2,050	Source Interlink Cos., Inc.*	25,359
1,200	The Cheesecake Factory, Inc.*	41,676
1,100	The Sports Authority, Inc.*	34,980
1,800	Westwood One, Inc.	36,774
1,400	Yankee Candle Co., Inc.	44,940

		1,017,866

	Consumer Staples – 3.58%
1,500	American Italian Pasta Co., Class A	31,530
2,950	Del Monte Foods Co.*	31,772
1,411	Lance, Inc.	24,283
2,930	Performance Food Group Co.*	88,515
1,750	United Natural Foods, Inc.*	53,148

		229,248

	Energy – 5.81%
700	Cal Dive International, Inc.*	36,659
525	CARBO Ceramics, Inc.	41,454
725	Encore Acquisition Co.*	29,725
800	Forest Oil Corp.*	33,600
2,878	Global Industries, Ltd.*	24,463
2,700	Hanover Compressor Co.*	31,077
3,750	Meridian Resource Corp.*	17,925
1,200	Remington Oil & Gas Corp.*	42,840
1,500	St. Mary Land & Exploration Co.	43,470
2,840	W-H Energy Services, Inc.*	70,801

		372,014

See Notes to Financial Statements June 30, 2005

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Financial Services – 8.74%
600	Allmerica Financial Corp.*	$22,254
2,250	Boston Private Financial Holdings, Inc.	56,700
1,500	FactSet Research Systems, Inc.	53,760
1,250	Financial Federal Corp.	48,300
900	First Industrial Realty Trust, Inc.	35,910
1,100	GATX Corp.	37,950
700	Hilb Rogal and Hobbs Co.	24,080
1,400	Kronos, Inc.*	56,546
800	Montpelier Re Holdings, Ltd.	27,664
1,250	PrivateBancorp, Inc.	44,225
2,250	TSX Group, Inc.	67,072
2,400	W Holding Co., Inc.	24,528
2,000	World Acceptance Corp.*	60,100

		559,089

	Health Care – 19.14%
1,800	American Medical Systems Holdings, Inc.*	37,170
1,120	ArthroCare Corp.*	39,133
720	Aspect Medical Systems, Inc.*	21,413
880	Chemed Corp.	35,974
1,750	Computer Programs & Systems, Inc.	65,222
2,500	Gentiva Health Services, Inc.*	44,650
2,460	Greatbatch, Inc.*	58,794
2,000	Integra LifeSciences Holdings*	58,400
910	Intuitive Surgical, Inc.*	42,442
1,250	Kensey Nash Corp.*	37,800
1,500	K-V Pharmaceutical Co., Class A*	25,125
1,750	Kyphon, Inc.*	60,883
1,000	Landauer, Inc.	51,910
850	LifePoint Hospitals, Inc.*	42,942
1,130	Medicis Pharmaceutical, Class A	35,855
640	Millipore Corp.*	36,307
1,730	Neogen Corp.*	24,739
800	Par Pharmaceutical Cos., Inc.*	25,448

June 30, 2005 See Notes to Financial Statements

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Health Care (continued)
1,270	Pediatrix Medical Group, Inc.*	$93,396
1,100	PolyMedica Corp.	39,226
3,500	PSS World Medical, Inc.*	43,575
1,000	Rotech Healthcare, Inc.*	26,250
600	Sunrise Senior Living, Inc.*	32,388
1,500	SurModics, Inc.*	65,055
2,970	Synovis Life Technologies, Inc.*	23,701
2,880	Techne Corp.*	132,221
1,300	U.S. Physical Therapy, Inc.*	24,934

		1,224,953

	Materials & Processing – 4.04%
1,200	Airgas, Inc.	29,604
1,775	Amcol International Corp.	33,352
2,800	Chemtura Corp.	39,620
1,750	Simpson Manufacturing Co., Inc.	53,463
2,380	Spartech Corp.	42,364
2,150	Symyx Technologies, Inc.*	60,157

		258,560

	Other – 6.31%
1,220	Corporate Executive Board Co.	95,563
1,230	Cuno, Inc.*	87,871
7,730	First Consulting Group, Inc.*	39,647
1,345	G & K Services, Inc., Class A	50,747
2,000	Raven Industries, Inc.	46,840
1,650	Stericycle, Inc.*	83,028

		403,696

	Producer Durables – 8.00%
600	AMETEK, Inc.	25,110
2,900	BE Aerospace, Inc.*	45,327
2,000	C&D Technologies, Inc.	18,380
4,000	Champion Enterprises, Inc.*	39,760
1,150	Crane Co.	30,245

See Notes to Financial Statements June 30, 2005

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 1)

	Producer Durables (continued)
500	Curtiss-Wright Corp.	$26,975
1,000	Duratek, Inc.*	23,180
1,200	Engineered Support Systems, Inc.	42,996
900	Esterline Technologies Corp.*	36,072
1,250	Franklin Electric Co., Inc.	48,312
1,350	Graco, Inc.	45,995
900	IDEX Corp.	34,749
1,050	Park-Ohio Holdings Corp.*	17,503
1,475	Plantronics, Inc.	53,631
644	Varian Semiconductor Equipment Associates, Inc.*	23,828

		512,063

	Technology – 20.16%
1,114	Applied Signal Technology, Inc.	21,211
1,650	Avocent Corp.*	43,131
850	BEI Technologies, Inc.	22,678
900	Cognex Corp.	23,571
1,700	Cree, Inc.*	43,299
4,615	Digi International, Inc.*	54,734
3,010	Echelon Corp.*	20,709
4,630	Entegris, Inc.*	45,837
820	F5 Networks, Inc.*	38,733
892	FileNET Corp.*	22,425
1,025	Hutchinson Technology, Inc.*	39,473
1,750	Integrated Circuit Systems, Inc.*	36,120
1,800	Integrated Device Technology, Inc.*	19,350
1,200	Internet Security Systems, Inc.*	24,348
2,900	Intervoice, Inc.*	25,027
2,000	IXYS Corp.*	28,360
3,750	Keane, Inc.*	51,375
1,330	Macromedia, Inc.*	50,833
1,400	ManTech International Corp., Class A*	43,456
1,140	Maximus, Inc.	40,231

June 30, 2005 See Notes to Financial Statements

Forward Legato Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Technology (continued)
1,000	Mentor Corp.	$41,480
4,800	Microsemi Corp.*	90,240
2,120	National Instruments Corp.	44,944
3,080	Packeteer, Inc.*	43,428
1,930	Power Integrations, Inc.*	41,630
2,360	Semtech Corp.*	39,294
1,200	Sybase, Inc.*	22,020
990	Tech Data Corp.*	36,244
4,550	The BISYS Group, Inc.*	67,977
1,000	Trimble Navigation, Ltd.*	38,970
1,520	Verint Systems, Inc.*	48,883
3,040	WebEx Communications, Inc.*	80,286

		1,290,297

	Utilities – 0.94%
700	ONEOK, Inc.	22,855
3,000	Sierra Pacific Resources*	37,350

		60,205

	Total Common Stocks	6,267,791

	(Cost $5,900,025)
Par Value
OVERNIGHT DEPOSIT – 2.62%
$167,786	Bank of America,
	2.699%, due 07/01/05	167,786

	Total Overnight Deposit	167,786

	(Cost $167,786)
Total Investments – 100.56%		6,435,577

(Cost $6,067,811)
Net Other Assets and Liabilities – (0.56)%		(36,027)

Net Assets – 100.00%		$6,399,550

*	Non-income producing security.

See Notes to Financial Statements June 30, 2005

Statement of Assets and Liabilities (Unaudited)

	Forward Hansberger International Growth Fund	Forward Hoover Small Cap Equity Fund
ASSETS:
Investments, at value	$21,060,352	$267,652,849
Foreign currency, at value (Cost $5,837 and $0, respectively)	5,811	—
Receivable for investments sold	268,260	342,400
Receivable for shares sold	140	1,560,666
Dividend receivable	50,079	82,378
Other assets	6,803	66,865

Total Assets	21,391,445	269,705,158

LIABILITIES:
Payable for investments purchased	79,104	1,912,217
Payable for shares redeemed	10,195	142,897
Payable to advisor	8,359	216,114
Accrued expenses and other liabilities	35,246	56,988

Total Liabilities	132,904	2,328,216

NET ASSETS	$21,258,541	$267,376,942

NET ASSETS consist of:
Paid-in capital (Note 7)	$22,523,527	$209,706,940
Accumulated net investment income/(loss)	57,871	(1,292,423)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(6,330,841)	13,281,183
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	5,007,984	45,681,242

Total Net Assets	$21,258,541	$267,376,942

Investments, at Cost	$16,053,408	$221,971,607
Pricing of Shares
Investor Class:
Net Asset Value, offering, and redemption price per share	$12.77	$18.92
Net Assets	$21,258,541	$217,550,727
Shares of beneficial interest outstanding	1,664,917	11,499,433
Institutional Class:
Net Asset Value, offering, and redemption price per share		$19.23
Net Assets		$27,665,789
Shares of beneficial interest outstanding		1,438,635
Class A:
Net Asset Value, offering, and redemption price per share		$18.92
Net Assets		$22,160,426
Shares of beneficial interest outstanding		1,171,184
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)		$19.86

June 30, 2005 See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited) (continued)

	Forward Hoover Mini-Cap Fund	Forward Global Emerging Markets Fund
ASSETS:
Investments, at value	$35,509,268	$25,548,676
Foreign currency, at value (Cost $0 and $10,551, respectively)	—	10,465
Receivable for investments sold	541,741	3,564
Receivable for shares sold	232,700	50,685
Dividend receivable	9,141	77,148
Other assets	10,730	8,028

Total Assets	36,303,580	25,698,566

LIABILITIES:
Payable for investments purchased	350,886	—
Payable for shares redeemed	36,853	50
Payable to advisor	25,236	1,241
Accrued expenses and other liabilities	14,871	32,492

Total Liabilities	427,846	33,783

NET ASSETS	$35,875,734	$25,664,783

NET ASSETS consist of:
Paid-in capital (Note 7)	$30,455,639	$28,705,174
Accumulated net investment income/(loss)	(133,449)	212,562
Accumulated net realized gain/(loss) on investments and foreign currency transactions	640,602	(6,999,666)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	4,912,942	3,746,713

Total Net Assets	$35,875,734	$25,664,783

Investments, at Cost	$30,596,326	$21,802,989
Pricing of Shares
Investor Class:
Net Asset Value, offering, and redemption price per share	$16.32	$15.09
Net Assets	$7,573,791	$5,668,159
Shares of beneficial interest outstanding	464,181	375,592
Institutional Class:
Net Asset Value, offering, and redemption price per share	$16.49	$15.14
Net Assets	$28,301,943	$19,996,624
Shares of beneficial interest outstanding	1,716,820	1,320,457

See Notes to Financial Statements June 30, 2005

Statement of Assets and Liabilities (Unaudited) (continued)

	Forward International Small Companies Fund	Forward Uniplan Real Estate Investment Fund
ASSETS:
Investments, at value	$122,718,877	$42,971,235
Receivable for investments sold	2,070,410	—
Receivable for shares sold	483,106	35,077
Dividend receivable	161,180	171,814
Other assets	34,246	12,870

Total Assets	125,467,819	43,190,996

LIABILITIES:
Distributions payable	—	2,007
Foreign currency, at value (Cost $250,654 and $0, respectively)	236,842	—
Payable for investments purchased	2,485,775	—
Payable for shares redeemed	95,908	72,214
Payable to advisor	75,257	37,530
Accrued expenses and other liabilities	73,024	24,798

Total Liabilities	2,966,806	136,549

NET ASSETS	$122,501,013	$43,054,447

NET ASSETS consist of:
Paid-in capital (Note 7)	$106,595,552	$25,559,044
Accumulated net investment income/(loss)	840,791	(24)
Accumulated net realized gain on investments and foreign currency transactions	6,815,995	2,825,804
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	8,248,675	14,669,623

Total Net Assets	$122,501,013	$43,054,447

Investments, at Cost	$114,467,631	$28,301,625
Pricing of Shares
Investor Class:
Net Asset Value, offering, and redemption price per share	$13.53	$17.23
Net Assets	$26,541,223	$43,054,447
Shares of beneficial interest outstanding	1,961,480	2,498,800
Institutional Class:
Net Asset Value, offering, and redemption price per share	$13.56
Net Assets	$93,397,894
Shares of beneficial interest outstanding	6,886,102
Class A:
Net Asset Value, offering, and redemption price per share	$13.53
Net Assets	$2,561,896
Shares of beneficial interest outstanding	189,377
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$14.20

June 30, 2005 See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited) (continued)

Forward Legato Fund
ASSETS:
Investments, at value	$6,435,577
Receivable for investments sold	19,729
Dividend receivable	2,418
Other assets	1,894

Total Assets	6,459,618

LIABILITIES:
Payable for investments purchased	36,063
Payable to advisor	2,225
Accrued expenses and other liabilities	21,780

Total Liabilities	60,068

NET ASSETS	$6,399,550

NET ASSETS consist of:
Paid-in capital (Note 7)	$6,033,250
Accumulated net investment loss	(16,781)
Accumulated net realized gain on investments	15,315
Net unrealized appreciation on investments	367,766

Total Net Assets	$6,399,550

Investments, at Cost	$6,067,811
Pricing of Shares
Class A:
Net Asset Value, offering, and redemption price per share	$10.61
Net Assets	$6,399,550
Shares of beneficial interest outstanding	603,160
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$11.14

See Notes to Financial Statements June 30, 2005

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	Forward Hansberger International Growth Fund	Forward Hoover Small Cap Equity Fund
INVESTMENT INCOME:
Interest	$4,500	$63,079
Dividends	361,401	567,115
Foreign taxes witheld	(43,308)	—

Total investment income	322,593	630,194

EXPENSES:
Investment advisory fee	98,164	1,157,099
Administration fee	17,843	118,072
Custodian fee	17,329	19,776
Fund accounting fee	28,183	20,977
Legal and audit fee	17,136	58,554
Transfer agent fee	6,375	102,442
Directors’ fees and expenses	2,366	17,521
Printing fees	293	28,058
Registration/filing fees	6,460	13,322
Report to shareholder fees	2,844	24,982
Distribution and service fees—Investor class	24,252	343,345
Distribution and service fees—Class A	—	8,810
Reflow fees (Note 2)	2,875	14,073
Other	4,971	26,043

Total expenses before waiver	229,091	1,953,074
Less fees waived/reimbursed by investment advisor	(33,918)	(30,457)

Total net expenses	195,173	1,922,617

NET INVESTMENT INCOME/(LOSS)	127,420	(1,292,423)

Net realized gain on investments	776,632	5,029,393
Net realized loss on foreign currency transactions	(34,257)	—
Net change in unrealized appreciation/(depreciation) on investments	(911,765)	4,972,045
Net change in unrealized appreciation/(depreciation) on assets and liabilities in foreign currencies	(137)	—

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(169,527)	10,001,438

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,107)	$8,709,015

June 30, 2005 See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited) (continued)

	Forward Hoover Mini-Cap Fund	Forward Global Emerging Markets Fund
INVESTMENT INCOME:
Interest	$20,492	$5,626
Dividends	98,258	448,477
Foreign taxes withheld	—	(46,459)

Total investment income	118,750	407,644

EXPENSES:
Investment advisory fee	170,330	140,528
Administration fee	20,201	31,233
Custodian fee	15,014	91,885
Fund accounting fee	20,997	31,080
Legal and audit fee	15,112	27,095
Transfer agent fee	6,642	6,808
Directors’ fees and expenses	2,627	2,180
Printing fees	336	4,077
Registration/filing fees	15,861	15,319
Report to shareholder fees	3,359	1,456
Distribution and service fees—Investor class	5,782	5,549
Repayment of reimbursed expenses	5,032	—
Reflow fees (Note 2)	—	2,394
Other	3,898	4,302

Total expenses before waiver	285,191	363,906
Less fees waived/reimbursed by investment advisor	(32,992)	(168,824)

Total net expenses	252,199	195,082

NET INVESTMENT INCOME/(LOSS)	(133,449)	212,562

Net realized gain on investments	267,587	2,167,463
Net realized gain on foreign currency transactions	—	1,157
Net change in unrealized appreciation/(depreciation) on investments	148,359	(1,139,650)
Net change in unrealized appreciation/(depreciation) on assets and liabilities in foreign currencies	—	(4,129)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	415,946	1,024,841

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$282,497	$1,237,403

See Notes to Financial Statements June 30, 2005

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited) (continued)

	Forward International Small Companies Fund	Forward Uniplan Real Estate Investment Fund
INVESTMENT INCOME:
Interest	$37,289	$4,540
Dividends	1,483,791	1,009,151
Foreign taxes withheld	(142,539)	(2,598)

Total investment income	1,378,541	1,011,093

EXPENSES:
Investment advisory fee	484,607	190,320
Administration fee	45,792	29,305
Custodian fee	21,277	8,737
Fund accounting fee	31,076	18,399
Legal and audit fee	27,067	22,962
Transfer agent fee	15,669	9,724
Directors’ fees and expenses	6,020	4,224
Printing fees	5,169	3,216
Registration/filing fees	14,007	6,981
Report to shareholder fees	8,773	6,261
Distribution and service fees—Investor class	31,063	38,064
Distribution and service fees—Class A	953	—
Repayment of reimbursed expenses	—	51,393
Reflow fees (Note 2)	3,846	3,282
Other	9,843	7,784

Total expenses before waiver	705,162	400,652
Less fees waived/reimbursed by investment advisor	(99,752)	—

Total net expenses	605,410	400,652

NET INVESTMENT INCOME	773,131	610,441

Net realized gain on investments	5,510,876	2,128,790
Net realized gain/(loss) on foreign currency transactions	(34,701)	10
Net change in unrealized appreciation/(depreciation) on investments	(1,753,562)	(721,025)
Net change in unrealized appreciation/(depreciation) on assets and liabilities in foreign currencies	(6,158)	(27)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,716,455	1,407,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,489,586	$2,018,189

June 30, 2005 See Notes to Financial Statements

Statement of Operations

For the Period Ended June 30, 2005 (Unaudited) (continued)

Forward Legato Fund*
INVESTMENT INCOME:
Interest	$2,910
Dividends	8,208
Foreign taxes witheld	(62)

Total investment income	11,056

EXPENSES:
Investment advisory fee	14,729
Administration fee	5,483
Custodian fee	2,974
Fund accounting fee	7,501
Legal and audit fee	5,126
Transfer agent fee	4,178
Directors’ fees and expenses	230
Printing fees	757
Registration/filing fees	3,909
Report to shareholder fees	723
Distribution and service fees—Class A	3,227
Other	189

Total expenses before waiver	49,026
Less fees waived/reimbursed by investment advisor	(21,189)

Total net expenses	27,837

NET INVESTMENT LOSS	(16,781)

Net realized gain on investments	15,315
Net change in unrealized appreciation/(depreciation) on investments	367,766

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	383,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$366,300

*	The Forward Legato Fund commenced operations on April 1, 2005.

See Notes to Financial Statements June 30, 2005

Statement of Changes in Net Assets

	Forward Hansberger International Growth Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment income/(loss)	$127,420	$(44,381)
Net realized gain on investments	776,632	1,526,004
Net realized loss on foreign currency	(34,257)	(47,962)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(911,902)	1,336,465

Net increase/(decrease) in net assets resulting from operations	(42,107)	2,770,126

Share Transactions:
Proceeds from sale of shares	2,108,270	996,912
Cost of shares redeemed, net of redemption fees (Note 7)	(5,011,825)	(752,181)

Net increase/(decrease) from share transactions	(2,903,555)	244,731

Net increase/(decrease) in net assets	(2,945,662)	3,014,857

NET ASSETS:
Beginning of period	24,204,203	21,189,346

End of period (including accumulated net investment income/(loss) of $57,871 and $(69,549), respectively)	$21,258,541	$24,204,203

OTHER INFORMATION:
Share Transactions:
Sold	165,948	87,643
Redeemed	(394,203)	(67,214)

Net increase/(decrease) in shares outstanding	(228,255)	20,429

June 30, 2005 See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	Forward Hoover Small Cap Equity Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment loss	$(1,292,423)	$(1,803,541)
Net realized gain on investments	5,035,429	22,214,894
Net change in unrealized appreciation/(depreciation) on investments	4,972,045	12,885,211

Net increase in net assets resulting from operations	8,715,051	33,296,564

Distributions to shareholders:
From net realized gains on investments
Investor Class	—	(13,263,649)
Institutional Class	—	(733,168)
Class A	—	—

Total distributions	—	(13,996,817)

Share Transactions:
Investor Class
Proceeds from sale of shares	111,052,137	57,668,821
Issued to shareholders in reinvestment of distributions	—	13,077,692
Cost of shares redeemed, net of redemption fees (Note 7)	(85,739,592)	(30,372,905)

Net increase from share transactions	25,312,545	40,373,608

Institutional Class
Proceeds from sale of shares	16,230,115	5,488,145
Issued to shareholders in reinvestment of distributions	—	733,168
Cost of shares redeemed, net of redemption fees (Note 7)	(353,525)	(417,140)

Net increase from share transactions	15,876,590	5,804,173

Class A
Proceeds from sale of shares	19,757,872	—

Net increase from share transactions	19,757,872	—

Net increase in net assets	69,662,058	65,477,528

NET ASSETS:
Beginning of period	197,720,920	132,243,392

End of period (including accumulated net investment loss of $1,292,423 and $0, respectively)	$267,382,978	$197,720,920

OTHER INFORMATION:
Share Transactions:
Investor Class
Sold	6,246,030	3,295,955
Distributions reinvested	—	706,902
Redeemed	(4,895,746)	(1,790,326)

Net increase in shares outstanding	1,350,284	2,212,531

Institutional Class
Sold	898,423	305,548
Distributions reinvested	—	39,060
Redeemed	(20,528)	(24,630)

Net increase in shares outstanding	877,895	319,978

Class A
Sold	1,171,184	—

Net increase in shares outstanding	1,171,184	—

See Notes to Financial Statements June 30, 2005

Statement of Changes in Net Assets (continued)

	Forward Hoover Mini-Cap Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment loss	$(133,449)	$(231,210)
Net realized gain on investments	267,587	690,337
Net change in unrealized appreciation/(depreciation) on investments	148,359	3,484,543

Net increase in net assets resulting from operations	282,497	3,943,670

Distributions to shareholders:
From net realized gains on investments
Investor Class	—	(81,023)
Institutional Class	—	(252,328)

Total distributions	—	(333,351)

Share Transactions:
Investor Class
Proceeds from sale of shares	342,250	922,535
Issued to shareholders in reinvestment of distributions	—	79,414
Cost of shares redeemed, net of redemption fees (Note 7)	(506,497)	(247,144)

Net increase/(decrease) from share transactions	(164,247)	754,805

Institutional Class
Proceeds from sale of shares	6,313,343	12,932,893
Issued to shareholders in reinvestment of distributions	—	47,494
Cost of shares redeemed, net of redemption fees (Note 7)	(2,984,118)	(317,743)

Net increase from share transactions	3,329,225	12,662,644

Net increase in net assets	3,447,475	17,027,768

NET ASSETS:
Beginning of period	32,428,259	15,400,491

End of period (including accumulated net investment loss of $133,449 and $0, respectively)	$35,875,734	$32,428,259

OTHER INFORMATION:
Share Transactions:
Investor Class
Sold	22,277	63,095
Distributions reinvested	—	4,875
Redeemed	(32,912)	(17,283)

Net increase/(decrease) in shares outstanding	(10,635)	50,687

Institutional Class
Sold	396,014	868,241
Distributions reinvested	—	2,894
Redeemed	(187,050)	(21,480)

Net increase in shares outstanding	208,964	849,655

June 30, 2005 See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	Forward Global Emerging Markets Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004*
Operations:
Net investment income	$212,562	$333,302
Net realized gain on investments	2,167,463	40,557,055
Net realized gain/(loss) on foreign currency	1,157	(31,023)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(1,143,779)	(30,729,520)

Net increase in net assets resulting from operations	1,237,403	10,129,814

Distributions to shareholders:
From net investment income
Investor Class	—	(3,229)
Institutional Class	—	(331,629)

Total distributions	—	(334,858)

Share Transactions:
Investor Class
Proceeds from sale of shares	7,362,129	2,057,729
Issued to shareholders in reinvestment of distributions	—	2,866
Cost of shares redeemed, net of redemption fees (Note 7)	(2,724,606)	(1,395,772)

Net increase from share transactions	4,637,523	664,823

Institutional Class
Proceeds from sale of shares	1,613,112	29,560,555
Issued to shareholders in reinvestment of distributions	—	247,908
Cost of shares redeemed, net of redemption fees (Note 7)	(1,646,428)	(137,446,386)**

Net decrease from share transactions	(33,316)	(107,637,923)

Net increase/(decrease) in net assets	5,841,610	(97,178,144)

NET ASSETS:
Beginning of period	19,823,173	117,001,317

End of period (including accumulated net investment income of $212,562 and $0, respectively)	$25,664,783	$19,823,173

OTHER INFORMATION:
Share Transactions:
Investor Class
Sold	496,404	157,039
Distributions reinvested	—	243
Redeemed	(189,040)	(108,204)

Net increase in shares outstanding	307,364	49,078

Institutional Class
Sold	110,432	2,419,925
Distributions reinvested	—	21,009
Redeemed	(114,596)	(10,948,140)

Net decrease in shares outstanding	(4,164)	(8,507,206)

*     On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The comparative information for the year ended December 31, 2003 represents that of the Pictet Global Emerging Markets Fund.

**	Includes in-kind redemption of $100,925,336.

See Notes to Financial Statements June 30, 2005

Statement of Changes in Net Assets (continued)

	Forward International Small Companies Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment income	$773,131	$292,359
Net realized gain on investments	5,510,876	9,065,917
Net realized gain/(loss) on foreign currency	(34,701)	14,957
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(1,759,720)	552,086

Net increase in net assets resulting from operations	4,489,586	9,925,319

Distributions to shareholders:
From net investment income
Investor Class	—	(24,354)
Institutional Class	—	(267,500)
Class A	—	—
From net realized gains on investments
Investor Class	—	(103,672)
Institutional Class	—	(526,407)
Class A	—	—

Total distributions	—	(921,933)

Share Transactions:
Investor Class
Proceeds from sale of shares	24,834,062	15,550,577
Issued to shareholders in reinvestment of distributions	—	124,540
Cost of shares redeemed, net of redemption fees (Note 7)	(8,630,757)	(23,329,166)

Net increase/(decrease) from share transactions	16,203,305	(7,654,049)

Institutional Class
Proceeds from sale of shares	43,435,182	22,597,344
Issued to shareholders in reinvestment of distributions	—	782,769
Cost of shares redeemed, net of redemption fees (Note 7)	(3,013,875)	(8,045,372)

Net increase from share transactions	40,421,307	15,334,741

Class A
Proceeds from sale of shares	2,500,000	—

Net increase from share transactions	2,500,000	—

Net increase in net assets	63,614,198	16,684,078

NET ASSETS:
Beginning of period	58,886,815	42,202,737

End of period (including accumulated net investment income of $840,791 and $67,660, respectively)	$122,501,013	$58,886,815

OTHER INFORMATION:
Share Transactions:
Investor Class
Sold	1,852,487	1,358,659
Distributions reinvested	—	9,707
Redeemed	(653,647)	(2,144,568)

Net increase/(decrease) in shares outstanding	1,198,840	(776,202)

Institutional Class
Sold	3,305,682	1,953,868
Distributions reinvested	—	60,963
Redeemed	(226,426)	(728,748)

Net increase in shares outstanding	3,079,256	1,286,083

Class A
Sold	189,377	—

Net increase in shares outstanding	189,377	—

June 30, 2005 See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	Forward Uniplan Real Estate Investment Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment income	$610,441	$1,344,539
Net realized gain on investments	2,128,790	2,687,104
Net realized gain on foreign currency	10	2
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(721,052)	7,139,219

Net increase in net assets resulting from operations	2,018,189	11,170,864

Distributions to shareholders:
From net investment income	(610,377)	(1,647,621)
From net realized gains on investments	—	(2,123,003)

Total distributions	(610,377)	(3,770,624)

Share Transactions:
Proceeds from sale of shares	5,561,631	13,529,123
Issued to shareholders in reinvestment of distributions	600,951	3,738,910
Cost of shares redeemed, net of redemption fees (Note 7)	(12,862,212)	(13,057,217)

Net increase/(decrease) from share transactions	(6,699,630)	4,210,816

Net increase/(decrease) in net assets	(5,291,818)	11,611,056

NET ASSETS:
Beginning of period	48,346,265	36,735,209

End of period (including accumulated net investment loss of $24 and $88, respectively)	$43,054,447	$48,346,265

OTHER INFORMATION:
Share Transactions:
Sold	353,456	910,437
Distributions reinvested	37,349	232,060
Redeemed	(801,126)	(856,293)

Net increase/(decrease) in shares outstanding	(410,321)	286,204

See Notes to Financial Statements June 30, 2005

Statement of Changes in Net Assets (continued)

Forward Legato Fund*
Period Ended June 30, 2005 (Unaudited)
Operations:
Net investment loss	$(16,781)
Net realized gain on investments	15,315
Net change in unrealized appreciation/(depreciation) on investments	367,766

Net increase in net assets resulting from operations	366,300

Share Transactions:
Class A
Proceeds from sale of shares	6,033,250

Net increase from share transactions	6,033,250

Net increase in net assets	6,399,550

NET ASSETS:
Beginning of period	—

End of period (including accumulated net investment loss of $16,781)	$6,399,550

OTHER INFORMATION:
Share Transactions:
Class A
Sold	603,160

Net increase in shares outstanding	603,160

*	The Forward Legato Fund commenced operations on April 1, 2005.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hansberger International Growth Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004		Year Ended December 31, 2003
Net Asset Value, Beginning of Period	$12.78	$11.31		$8.21
Income/(loss) from Operations:
Net investment income/(loss)	0.07	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.08)	1.49		3.11

Total from Operations	(0.01)	1.47		3.10

Redemption fees added to paid in capital (Note 7)	— +	—	+	— +

Net increase/(decrease) in net asset value	(0.01)	1.47		3.10

Net Asset Value, End of Period	$12.77	$12.78		$11.31

Total Return	(0.08)%	13.00%		37.76%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$21,259	$24,204		$21,189
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.11%*	(0.20)%		(0.16)%
Operating expenses including reimbursement/waiver	1.69%*	1.71	%(1)	1.99%
Operating expenses excluding reimbursement/waiver	1.99%*	2.09%		2.48%
Portfolio turnover rate	28%	50%		25%

*	Annualized.
+	Amount represents less than $0.01 per share.
(1)	Effective January 26, 2004, the net expense cap changed from 1.99% to 1.69%.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hansberger International Growth Fund
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$9.63	$12.18	$13.93
Income/(loss) from Operations:
Net investment income/(loss)	(0.04)	(0.04)	(0.12)
Net realized and unrealized gain/(loss) on investments	(1.38)	(2.51)	(1.63)

Total from Operations	(1.42)	(2.55)	(1.75)

Redemption fees added to paid in capital (Note 7)	— +	—	—

Net increase/(decrease) in net asset value	(1.42)	(2.55)	(1.75)

Net Asset Value, End of Period	$8.21	$9.63	$12.18

Total Return	(14.75)%	(20.94)%	(12.56)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$15,322	$17,979	$22,763
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.44)%	(0.33)%	(0.87)%
Operating expenses including reimbursement/waiver	1.95%	1.68%	1.68%
Operating expenses excluding reimbursement/waiver	2.43%	2.47%	2.10%
Portfolio turnover rate	37%	64%	167%

+	Amount represents less than $0.01 per share.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Small Cap Equity Fund
	Investor Class		Institutional Class		Class A
	Six Months Ended June 30, 2005 (Unaudited)		Six Months Ended June 30, 2005 (Unaudited)		Period Ended June 30, 2005(b) (Unaudited)
Net Asset Value, Beginning of Period	$18.45		$18.71		$17.13
Income/(loss) from Operations:
Net investment income loss	(0.10)		(0.04)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.57		0.56		1.82

Total from Operations	0.47		0.52		1.79

Less Distributions:
From capital gains	—		—		—
Tax return of capital	—		—		—

Total Distributions:	—		—		—

Redemption fees added to paid in capital (Note 7)	—	+	—	+	—

Net increase/(decrease) in net asset value	0.47		0.52		1.79

Net Asset Value, End of Period	$18.92		$19.23		$18.92

Total Return	2.55%		2.78%		10.45	%(c)
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$217,551		$27,666		$22,160
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(1.22	)%*	(0.72	)%*	(0.96	)%*
Operating expenses including reimbursement/waiver	1.78	%*	1.34	%*	1.76	%*
Operating expenses excluding reimbursement/waiver	1.80	%*	1.48	%*	1.76	%*
Portfolio turnover rate	107%		107%		107%

*	Annualized.
+	Amount represents less than $0.01 per share.
(b)	The Forward Hoover Small Cap Equity Fund Class A shares commenced operations on May 2, 2005.
(c)	The total return stated represents no-load performance. If the maximum 4.75% sales charge was imposed, the total return for the Class A shares would be 5.23%.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Small Cap Equity Fund
	Investor Class	Institutional Class	Investor Class
	Year Ended December 31, 2004	Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value, Beginning of Period	$16.17	$16.31	$12.05
Income/(loss) from Operations:
Net investment income loss	(0.17)	(0.07)	(0.17)
Net realized and unrealized gain/(loss) on investments	3.86	3.88	4.57

Total from Operations	3.69	3.81	4.40

Less Distributions:
From capital gains	(1.41)	(1.41)	(0.28)
Tax return of capital	—	—	—

Total Distributions:	(1.41)	(1.41)	(0.28)

Redemption fees added to paid in capital (Note 7)	— +	— +	— +

Net increase/(decrease) in net asset value	2.28	2.40	4.12

Net Asset Value, End of Period	$18.45	$18.71	$16.17

Total Return	22.77%	23.31%	36.49%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$187,230	$10,491	$128,317
Ratios to average net assets:
Net investment income/(loss) including reimbursement/ waiver	(1.21)%	(0.76)%	(1.28)%
Operating expenses including reimbursement/waiver	1.78%	1.34%	1.83%
Operating expenses excluding reimbursement/waiver	1.80%	1.48%	1.89%
Portfolio turnover rate	207%	207%	190%

+	Amount represents less than $0.01 per share.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Small Cap Equity Fund
	Institutional Class	Investor Class	Institutional Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2002(a)
Net Asset Value, Beginning of Period	$12.10	$14.78	$14.12
Income/(loss) from Operations:
Net investment income loss	(0.05)	(0.18)	(0.08)
Net realized and unrealized gain/(loss) on investments	4.54	(2.55)	(1.94)

Total from Operations	4.49	(2.73)	(2.02)

Less Distributions:
From capital gains	(0.28)	—	—
Tax return of capital	—	—	—

Total Distributions:	(0.28)	—	—

Redemption fees added to paid in capital (Note 7)	— +	— +	— +

Net increase/(decrease) in net asset value	4.21	(2.73)	(2.02)

Net Asset Value, End of Period	$16.31	$12.05	$12.10

Total Return	37.08%	(18.47)%	(14.31)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$3,926	$91,979	$214
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.82)%	(1.30)%	(1.13)%*
Operating expenses including reimbursement/waiver	1.35%	1.85%	1.85%*
Operating expenses excluding reimbursement/waiver	1.74%	1.89%	1.85%*
Portfolio turnover rate	190%	147%	147%

*	Annualized.
+	Amount represents less than $0.01 per share.
(a)	The Forward Hoover Small Cap Equity Fund Institutional Class commenced operations on June 6, 2002.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Small Cap Equity Fund
	Investor Class	Investor Class
	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$14.26	$12.19
Income/(loss) from Operations:
Net investment income loss	(0.14)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.75	2.29

Total from Operations	0.61	2.18

Less Distributions:
From capital gains	(0.09)	(0.11)
Tax return of capital	— +	—

Total Distributions:	(0.09)	(0.11)

Redemption fees added to paid in capital (Note 7)	—	—

Net increase/(decrease) in net asset value	0.52	2.07

Net Asset Value, End of Period	$14.78	$14.26

Total Return	4.27%	17.88%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$115,546	$96,858
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(1.04)%	(1.06)%
Operating expenses including reimbursement/waiver	1.65%	1.64%
Operating expenses excluding reimbursement/waiver	1.99%	1.99%
Portfolio turnover rate	140%	183%

+	Amount represents less than $0.01 per share.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Mini-Cap Fund
	Investor Class		Institutional Class		Investor Class
	Six Months Ended June 30, 2005 (Unaudited)		Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004
Net Asset Value, Beginning of Period	$16.26		$16.38		$14.21
Income/(loss) from Operations:
Net investment loss	(0.10)		(0.05)		(0.19)
Net realized and unrealized gain on investments	0.16		0.16		2.41

Total from Operations	0.06		0.11		2.22

Less Distributions:
From capital gains	—		—		(0.17)

Total Distributions:	—		—		(0.17)

Redemption fees added to paid in capital (Note 7)	—	+	—	+	— +

Net increase in net asset value	0.06		0.11		2.05

Net Asset Value, End of Period	$16.32		$16.49		$16.26

Total Return	0.37%		0.67%		15.64%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$7,574		$28,302		$7,722
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(1.26	)%*	(0.70	)%*	(1.41)%
Operating expenses including reimbursement/waiver	1.99	%*	1.43	%*	1.95%
Operating expenses excluding reimbursement/waiver	1.99	%*	1.69	%*	2.21%
Portfolio turnover rate	148%		148%		306%

*	Annualized.
+	Amount represents less than $0.01 per share.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Hoover Mini-Cap Fund
	Institutional Class	Investor Class	Institutional Class
	Year Ended December 31, 2004	Year Ended December 31, 2003(b)	Period Ended December 31, 2003(c)
Net Asset Value, Beginning of Period	$14.24	$10.00	$13.02
Income/(loss) from Operations:
Net investment loss	(0.09)	(0.13)	(0.03)
Net realized and unrealized gain on investments	2.40	4.52	1.43

Total from Operations	2.31	4.39	1.40

Less Distributions:
From capital gains	(0.17)	(0.18)	(0.18)

Total Distributions:	(0.17)	(0.18)	(0.18)

Redemption fees added to paid in capital (Note 7)	— +	— +	— +

Net increase in net asset value	2.14	4.21	1.22

Net Asset Value, End of Period	$16.38	$14.21	$14.24

Total Return	16.24%	43.91%	10.76%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$24,706	$6,027	$9,373
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.86)%	(1.67)%	(1.04)%*
Operating expenses including reimbursement/waiver	1.43%	1.99%	1.43%*
Operating expenses excluding reimbursement/waiver	1.87%	4.84%	3.44%*
Portfolio turnover rate	306%	421%	421%

*	Annualized.
+	Amount represents less than $0.01 per share.
(b)	The Forward Hoover Mini-Cap Fund commenced operations on January 2, 2003.
(c)	The Forward Hoover Mini-Cap Fund Institutional Class commenced operations on August 15, 2003.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Emerging Markets Fund(2)
	Investor Class		Institutional Class		Investor Class
	Six Months Ended June 30, 2005 (Unaudited)		Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004
Net Asset Value, Beginning of Period	$14.21		$14.23		$11.86
Income/(loss) from Operations:
Net investment income	0.09		0.13		0.21
Net realized and unrealized gain/(loss) on investments	0.79		0.77		2.35

Total from Operations	0.88		0.90		2.56

Less Distributions:
From net investment income	—		—		(0.22)

Total Distributions:	—		—		(0.22)

Redemption fees added to paid in capital (Note 7)	—	+	0.01		0.01

Net increase/(decrease) in net asset value	0.88		0.91		2.35

Net Asset Value, End of Period	$15.09		$15.14		$14.21

Total Return	6.19%		6.40%		22.06%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$5,668		$19,997		$969
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	2.13	%**	1.85	%**	(0.32)%
Operating expenses including reimbursement/waiver	1.95	%**	1.70	%**	1.98	%(1)
Operating expenses excluding reimbursement/waiver	3.39	%**	3.21	%**	3.29	%(1)
Portfolio turnover rate	51%		51%		45%

**	Annualized.
+	Amount represents less than $0.01 per share.
(1)	The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively and 1.70% and 2.37% for the Institutional Class, respectively.
(2)	On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Emerging Markets Fund(2)
	Institutional Class		Investor Class		Institutional Class
	Year Ended December 31, 2004		Period Ended December 31, 2003*		Year Ended December 31, 2003
Net Asset Value, Beginning of Period	$11.88		$6.98		$6.92
Income/(loss) from Operations:
Net investment income	0.23		—	+	0.08
Net realized and unrealized gain/(loss) on investments	2.36		4.94		4.95

Total from Operations	2.59		4.94		5.03

Less Distributions:
From net investment income	(0.25)		(0.06)		(0.07)

Total Distributions:	(0.25)		(0.06)		(0.07)

Redemption fees added to paid in capital (Note 7)	0.01		—	+	— +

Net increase/(decrease) in net asset value	2.35		4.88		4.96

Net Asset Value, End of Period	$14.23		$11.86		$11.88

Total Return	22.26%		70.83%		72.72%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$18,854		$227		$116,774
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.63%		0.66	%**	0.91%
Operating expenses including reimbursement/waiver	1.70	%(1)	1.95	%**	1.70%
Operating expenses excluding reimbursement/waiver	2.38	%(1)	2.48	%**	2.23%
Portfolio turnover rate	45%		44%		44%

*	Pictet Global Emerging Markets Fund—Retail Class commenced operations on April 9, 2003.
**	Annualized.
+	Amount represents less than $0.01 per share.
(1)	The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively and 1.70% and 2.37% for the Institutional Class, respectively.
(2)	On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Global Emerging Markets Fund
	Institutional Class	Institutional Class	Institutional Class
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$6.89	$7.02	$11.15
Income/(loss) from Operations:
Net investment income	0.01	0.10	— +
Net realized and unrealized gain/(loss) on investments	0.03	(0.15)	(4.13)

Total from Operations	0.04	(0.05)	(4.13)

Less Distributions:
From net investment income	(0.01)	(0.08)	—

Total Distributions:	(0.01)	(0.08)	—

Redemption fees added to paid in capital (Note 7)	— +	— +	—

Net increase/(decrease) in net asset value	0.03	(0.13)	(4.13)

Net Asset Value, End of Period	$6.92	$6.89	$7.02

Total Return	0.60%	(0.68)%	(36.98)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$67,509	$66,711	$97,158
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.16%	1.12%	0.04%
Operating expenses including reimbursement/waiver	1.70%	1.70%	1.70%
Operating expenses excluding reimbursement/waiver	2.31%	2.22%	1.94%
Portfolio turnover rate	47%	84%	128%

+	Amount represents less than $0.01 per share.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund
	Investor Class		Institutional Class		Class A
	Six Months Ended June 30, 2005 (Unaudited)		Six Months Ended June 30, 2005 (Unaudited)		Period Ended June 30, 2005(3) (Unaudited)
Net Asset Value, Beginning of Period	$12.87		$12.89		$13.13
Income/(loss) from Operations:
Net investment income	0.10	***	0.11	***	0.04	***
Net realized and unrealized gain/(loss) on investments	0.56		0.56		0.36

Total from Operations	0.66		0.67		0.40

Less Distributions:
From net investment income	—		—		—
From capital gains	—		—		—

Total Distributions:	—		—		—

Redemption fees added to paid in capital (Note 7)	—	+	—	+	—	+

Net increase/(decrease) in net asset value	0.66		0.67		0.40

Net Asset Value, End of Period	$13.53		$13.56		$13.53

Total Return	5.13%		5.20%		3.05	%(4)
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$26,541		$93,398		$2,562
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	1.59	%**	1.60	%**	1.71	%**
Operating expenses including reimbursement/waiver	1.45	%**	1.20	%**	1.63	%**
Operating expenses excluding reimbursement/waiver	1.73	%**	1.39	%**	1.63	%**
Portfolio turnover rate	48%		48%		48%

**	Annualized.
***	Per share numbers have been calculated using the average share method.
+	Amount represents less than $0.01 per share.
(3)	The Forward International Small Companies Fund Class A shares commenced operations on May 2, 2005.
(4)	The total return stated represents no-load performance. If the maximum 4.75% sales charge was imposed, the total return for the Class A shares would be (1.81)%.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund
	Investor Class		Institutional Class		Investor Class
	Year Ended December 31, 2004		Year Ended December 31, 2004		Year Ended December 31, 2003(2)
Net Asset Value, Beginning of Period	$10.39		$10.40		$6.44
Income/(loss) from Operations:
Net investment income	0.05	***	0.08	***	0.02 ***
Net realized and unrealized gain/(loss) on investments	2.59		2.61		3.94

Total from Operations	2.64		2.69		3.96

Less Distributions:
From net investment income	(0.03)		(0.07)		(0.02)
From capital gains	(0.14)		(0.14)		—

Total Distributions:	(0.17)		(0.21)		(0.02)

Redemption fees added to paid in capital (Note 7)	0.01		0.01		0.01

Net increase/(decrease) in net asset value	2.48		2.49		3.95

Net Asset Value, End of Period	$12.87		$12.89		$10.39

Total Return	25.55%		25.99%		61.64%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$9,819		$49,068		$15,981
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.47%		0.75%		0.24%
Operating expenses including reimbursement/waiver	1.46	%(1)	1.21	%(1)	1.45%
Operating expenses excluding reimbursement/waiver	2.26	%(1)	2.12	%(1)	2.45%
Portfolio turnover rate	175%		175%		52%

***	Per share numbers have been calculated using the average share method.
(1)	The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.45% and 2.25%, respectively and 1.20% and 2.11% for the Institutional Class, respectively.
(2)	On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund
	Institutional Class	Investor Class	Institutional Class
	Year Ended December 31, 2003(2)	Period Ended December 31, 2002*	Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$6.44	$7.34	$7.35
Income/(loss) from Operations:
Net investment income	0.04 ***	0.02 ***	0.04 ***
Net realized and unrealized gain/(loss) on investments	3.94	(0.90)	(0.92)

Total from Operations	3.98	(0.88)	(0.88)

Less Distributions:
From net investment income	(0.03)	(0.03)	(0.04)
From capital gains	—	—	—

Total Distributions:	(0.03)	(0.03)	(0.04)

Redemption fees added to paid in capital (Note 7)	0.01	0.01	0.01

Net increase/(decrease) in net asset value	3.96	(0.90)	(0.91)

Net Asset Value, End of Period	$10.40	$6.44	$6.44

Total Return	61.95%	(11.82)%	(11.87)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$26,221	$312	$22,251
Ratios to average net assets:
Net investment income/(loss) including reimbursement/ waiver	0.49%	0.27%**	0.52%
Operating expenses including reimbursement/waiver	1.20%	1.45%**	1.20%
Operating expenses excluding reimbursement/waiver	2.20%	2.82%**	2.57%
Portfolio turnover rate	52%	133%	133%

*	Pictet International Small Companies Fund—Retail Class commenced operations on March 5, 2002.
**	Annualized.
***	Per share numbers have been calculated using the average share method.
(2)	On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund
	Institutional Class	Institutional Class
	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$10.21	$10.25
Income/(loss) from Operations:
Net investment income	0.01	— +
Net realized and unrealized gain/(loss) on investments	(2.87)	0.71

Total from Operations	(2.86)	0.71

Less Distributions:
From net investment income	—	—
From capital gains	(0.01)	(0.75)

Total Distributions:	(0.01)	(0.75)

Redemption fees added to paid in capital (Note 7)	0.01	—

Net increase/(decrease) in net asset value	(2.86)	(0.04)

Net Asset Value, End of Period	$7.35	$10.21

Total Return	(27.95)%	6.56%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$21,934	$24,214
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.17%	(0.37)%
Operating expenses including reimbursement/waiver	1.20%	1.20%
Operating expenses excluding reimbursement/waiver	2.28%	2.66%
Portfolio turnover rate	122%	142%

+	Amount represents less than $0.01 per share.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Uniplan Real Estate Investment Fund
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003
Net Asset Value, Beginning of Period	$16.62		$14.01	$11.24
Income/(loss) from Operations:
Net investment income	0.22		0.48	0.39
Net realized and unrealized gain/(loss) on investments	0.61		3.48	2.76

Total from Operations	0.83		3.96	3.15

Less Distributions:
From net investment income	(0.22)		(0.59)	(0.31)
From capital gains	—		(0.76)	(0.07)
Tax return of capital	—		—	—

Total Distributions:	(0.22)		(1.35)	(0.38)

Redemption fees added to paid in capital (Note 7)	—	+	— +	— +

Net increase/(decrease) in net asset value	0.61		2.61	2.77

Net Asset Value, End of Period	$17.23		$16.62	$14.01

Total Return	5.09%		28.77%	28.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$43,054		$48,346	$36,735
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	2.73	%*	3.17%	3.30%
Operating expenses including reimbursement/waiver	1.79	%*	1.85%	1.91%
Operating expenses excluding reimbursement/waiver	1.79	%*	1.85%	2.16%
Portfolio turnover rate	12%		32%	17%

*	Annualized.
+	Amount represents less than $0.01 per share.

June 30, 2005 See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Uniplan Real Estate Investment Fund
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$11.43	$10.91	$8.79
Income/(loss) from Operations:
Net investment income	0.44	0.52	0.48
Net realized and unrealized gain/(loss) on investments	(0.02)	0.70	2.04

Total from Operations	0.42	1.22	2.52

Less Distributions:
From net investment income	(0.44)	(0.44)	(0.36)
From capital gains	(0.17)	(0.18)	—
Tax return of capital	—	(0.08)	(0.04)

Total Distributions:	(0.61)	(0.70)	(0.40)

Redemption fees added to paid in capital (Note 7)	— +	—	—

Net increase/(decrease) in net asset value	(0.19)	0.52	2.12

Net Asset Value, End of Period	$11.24	$11.43	$10.91

Total Return	3.56%	11.31%	29.21%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$23,456	$15,085	$13,480
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	4.03%	4.63%	5.09%
Operating expenses including reimbursement/waiver	1.94%	1.80%	1.79%
Operating expenses excluding reimbursement/waiver	2.09%	2.41%	2.61%
Portfolio turnover rate	22%	7%	18%

+	Amount represents less than $0.01 per share.

See Notes to Financial Statements June 30, 2005

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Legato Fund(1)
	Period Ended June 30, 2005 (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income/(loss) from Operations:
Net investment loss	(0.03)
Net realized and unrealized gain/(loss) on investments	0.64

Total from Operations	0.61

Redemption fees added to paid in capital (Note 7)	—

Net increase/(decrease) in net asset value	0.61

Net Asset Value, End of Period	$10.61

Total Return	6.10	%(2)
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$6,400
Ratios to average net assets:
Net investment income/(loss) including reimbursement/ waiver	(1.14	)%*
Operating expenses including reimbursement/waiver	1.89	%*
Operating expenses excluding reimbursement/waiver	3.33	%*
Portfolio turnover rate	7%

*	Annualized.
(1)	The Forward Legato Fund commenced operations on April 1, 2005.
(2)	The total return stated represents no-load performance. If the maximum 4.75% sales charge was imposed, the total return for the Class A shares would be 1.05%.

June 30, 2005 See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1.    Organization

Forward Funds, Inc. (the “Company”) was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2005, the Company offered nine investment portfolios. This semi-annual report describes seven portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Forward Hansberger International Growth Fund (the “International Growth Fund”), the Forward Hoover Small Cap Equity Fund (the “Small Cap Fund”), the Forward Hoover Mini-Cap Fund (the “Mini-Cap Fund”), the Forward Global Emerging Markets Fund (the “Global Emerging Markets Fund”), the Forward International Small Companies Fund (the “International Small Companies Fund”), the Forward Uniplan Real Estate Investment Fund (the “Real Estate Fund”) and the Forward Legato Fund (the “Legato Fund”) (each a “Fund” and collectively the “Funds”). The Sierra Club Stock Fund and the Sierra Club Equity Income Fund, which prior to April 1, 2005, was known as the Sierra Club Balanced Fund, have disclosed their financial statements and financial highlights in a separate semi-annual report. Each Fund, except the Real Estate Fund, is a diversified portfolio as defined under the 1940 Act.

Effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization, each of the then-existing series of Forward Funds, Inc. were reorganized into a corresponding newly formed series of Forward Funds, a Delaware Statutory Trust (the “Reorganization”). In connection with the Reorganization, each of the Directors of Forward Funds, Inc., with the exception of Mr. DeWitt Bowman, became a Trustee of the Forward Funds, and the Investment Management Agreement and Investment Management Sub-Advisory Agreements in place with the series of Forward Funds, Inc. were continued. Accordingly, references to the “Forward Funds” or the “Company” in this Report refer to Forward Funds, Inc. through the fiscal period ended June 30, 2005, and to Forward Funds thereafter.

The International Growth Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The Small Cap Fund and Mini-Cap Fund seek to achieve high total returns and invest primarily in the equity securities of

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

companies that have small market capitalization and offer future growth potential. The Global Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (REITs). The Legato Fund seeks to achieve high total returns and invests primarily in the equity securities of companies that have small market capitalizations and offer future growth potential.

2.    Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the International Growth Fund, Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Small Companies Fund, Legato Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions may be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country’s tax rules and rates.

Expenses: Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

3.    Investment Management Services

The Company has entered into an investment management agreement with Forward Management, LLC (“Forward” or the “Advisor”) pursuant to which Forward provides investment management services to the Funds and is

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund’s average daily net assets: International Growth Fund, 0.85% on the first $50 million, 0.75% on the next $50 million, 0.65% on the next $150 million, 0.60% on the next $250 million and 0.55% on assets over $500 million, Small Cap Fund, 1.05%; Mini-Cap Fund, 1.05%; Global Emerging Markets Fund, 1.25%; International Small Companies Fund, 1.00%, Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million and 0.70% on assets over $500 million and the Legato Fund, 1.00% on the first $500 million, 0.55% on assets over $500 million.

Forward has entered into investment sub-advisory agreements with Hansberger Global Investors, Inc. (“HGI”) for the International Growth Fund; Hoover Investment Management Co., LLC (“Hoover”) for the Small Cap Fund and Mini-Cap Fund; Pictet International Management Ltd. (“Pictet”) for the Global Emerging Markets Fund and the International Small Companies Fund; Forward Uniplan Advisors, Inc. (“Uniplan”) for the Real Estate Fund and Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for the Legato Fund (each a “Sub-Advisor”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund’s average daily net assets: International Growth Fund, 0.50%; Small Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Mini-Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Global Emerging Markets Fund, 0.80%; International Small Companies Fund, 0.65%; Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million and 0.45% on assets over $500 million and the Legato Fund, 0.60% on the first $500 million and 0.50% on assets over $500 million.

Waiver of Fees

The Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses. These waivers and/or reimbursements will continue until January 1, 2006 for all the funds except for the Legato Fund,

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

for which these waivers and/or reimbursements will continue through May 1, 2006. As a result of such waivers, the total annual fund operating expenses (as a percentage of net assets) for the six months ended June 30, 2005 have been limited to 1.69% for the International Growth Fund, 1.78% for the Small Cap Fund Investor Class, 1.34% for the Small Cap Fund Institutional Class, 1.78% for the Small Cap Fund Class A, 1.99% for the Mini-Cap Fund Investor Class, 1.43% for the Mini-Cap Fund Institutional Class, 1.95% for the Global Emerging Markets Fund Investor Class, 1.70% for the Global Emerging Markets Fund Institutional Class, 1.45% for the International Small Companies Fund Investor Class, 1.20% for the International Small Companies Fund Institutional Class, 1.78% for the International Small Companies Fund Class A, 1.79% for the Real Estate Fund and 1.89% for the Legato Fund Class A shares. Accordingly, fees waived or amounts reimbursed (if any) will vary significantly from Fund to Fund based on the gross operating expenses of each Fund and each Fund’s individual fee waiver/reimbursement agreement. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the date on which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

For the six months ended June 30, 2005, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived/ Reimbursed Fees by Advisor	Total
International Growth	$33,918	—	$33,918
Small Cap	30,457	—	30,457
Mini-Cap	32,992	$(5,032)	27,960
Global Emerging Markets	168,824	—	168,824
International Small Companies	99,752	—	99,752
Real Estate	—	(51,393)	(51,393)
Legato	21,189	—	21,189

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

At June 30, 2005, the balance of recoupable expenses for each Fund was:

Fund	2002	2003	2004	Six Months Ended June 30, 2005	Total
International Growth	$80,331	$84,748	$82,632	$33,918	$281,629
Small Cap	48,158	73,040	43,565	30,457	195,220
Mini-Cap	—	135,841	81,858	27,960	245,659
Global Emerging Markets	—	—	99,444	168,824	268,268
International Small Companies	—	—	379,991	99,752	479,743
Real Estate	19,625	72,903	—	(51,393)	41,135
Legato	—	—	—	21,189	21,189

4.    Distribution Plan

The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund’s average daily net assets may be used to pay distribution fees. The Class A shares of the Small Cap Fund, International Small Companies Fund and Legato Fund have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.35% of each Fund’s average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the International Growth Fund, Mini-Cap Fund, Global Emerging Markets Fund, and Real Estate Fund; the Investor Class shares and Class A shares of the Small Cap Fund and International Small Companies Fund; and the Institutional Class shares and Class A shares of the Legato Fund have a Shareholder Service Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund’s average daily net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund and International Small Companies Fund are not subject to distribution or service fees.

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

PFPC Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. (“PFPC”), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company’s transfer agent and dividend paying agent.

5.    Directors/Trustees

Prior to July 1, 2005 overall responsibility for oversight of the Funds rested with the Directors of the Company. There were six directors, four of whom were not “interested persons” of the Company within the meaning of that term under the 1940 Act. Two of the non-interested Directors received $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who served as Chairman of the Board of Directors received $4,000 ($2,000 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who served as Chairman of the Audit Committee received $4,500 ($2,250 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One interested Director also received $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). The other interested Director does not receive any compensation by the Funds.

As of July 1, 2005, the overall responsibility for oversight of the Funds rests with the Trustees of the Company. There are currently five Trustees, four of whom are not “interested persons” of the Company within the meaning of that term under the 1940 Act. The Funds pay each non-interested Trustee a retainer fee in the amount of $12,000 per year, $3,625 each per regular meeting and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750.00 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The interested Trustee does not receive any compensation by the Funds.

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

6.    Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7.    Shares of Beneficial Interest

Prior to July 1, 2005 the authorized capital stock of the Company consisted of two billion (2,000,000,000) shares of three classes of common stock having a par value of $0.001 per share. The Board of Directors of the Company had designated the stock into nine series. As of July 1, 2005, the authorized capital of the Company consists of an unlimited number of shares of beneficial interest, no par value. The Board of Trustees of the Company has designated the shares into twelve series effective July 1, 2005. Each Fund, other than the Legato Fund, currently offers a class of shares called the Investor Class shares. The Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Small Companies Fund and the Legato Fund each also offer a class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. The Sierra Club Stock Fund, Small Cap Fund, International Small Companies Fund and Legato Fund each also offer a class of shares called Class A shares. The Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund, and Forward Emerald Technology Fund each offer Class A and Class C shares. Holders of shares of the Funds of the Company have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 180 days of purchase incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets.

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

The following entities owned of record or beneficially, as of June 30, 2005, 5% or greater of any class of the Funds outstanding equity securities:

Fund	Name	Percentage
International Growth	Sutton Place Associates LLC	95.92%
Small Cap Investor Class	Charles Schwab & Co., Inc.	36.62%
	Muir & Co.	13.50%
	New York Life Trust Co.	7.98%
Small Cap Institutional Class	Charles Schwab & Co., Inc.	56.96%
	The Northern Trust Co.	16.58%
	Suffield Academy	8.98%
Small Cap Class A	Sutton Place Associates LLC	100%
Mini-Cap Investor Class	Sutton Place Associates LLC	68.88%
	Charles Schwab & Co., Inc.	18.45%
	National Investor Services	6.28%
Mini-Cap Institutional Class	Lepick & Co.	48.12%
	Charles Schwab & Co., Inc.	22.84%
	Amegy Bank of Texas	5.35%
	Trust Management Network LLC	5.03%
Global Emerging Markets Investor Class	Sutton Place Associates LLC	88.64%
Global Emerging Markets Institutional Class	Blush & Co.	55.64%
	Ellard & Co.	14.23%
	Charles Schwab & Co., Inc.	8.97%
	Jupiter & Co.	8.41%
International Small Companies Investor Class	Charles Schwab & Co., Inc.	34.75%
	National Investor Services	13.94%
International Small Companies Institutional Class	Charles Schwab & Co., Inc.	63.06%
	Fox & Co.	10.77%
	National Investor Services	5.75%
International Small Companies Class A	Sutton Place Associates LLC	100%
Real Estate	Sutton Place Associates LLC	58.49%
	Charles Schwab & Co., Inc.	29.62%
Legato	Sutton Place Associates LLC	99.48%

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

8.    Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2005, excluding temporary short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
International Growth	$6,273,660	$8,834,356
Small Cap	291,116,494	231,141,101
Mini-Cap	49,601,320	45,632,835
Global Emerging Markets	16,001,430	11,192,419
International Small Companies	100,068,245	44,351,853
Real Estate	5,282,466	12,504,424
Legato	6,293,627	408,917

9.    Tax Basis Information

Tax Basis of Investments:

At June 30, 2005, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Growth	$16,196,749	$5,260,212	$(395,569)	$4,864,643
Small Cap	222,385,279	46,437,193	(1,169,623)	45,267,570
Mini-Cap	30,677,360	5,102,906	(270,998)	4,831,908
Global Emerging Markets	21,844,833	4,036,886	(332,017)	3,704,869
International Small Companies	114,527,230	11,286,843	(3,097,767)	8,189,076
Real Estate	27,861,669	14,921,194	(81,615)	14,839,579
Legato	6,067,811	513,522	(145,756)	367,766

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

Post October Loss:

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2004, the Funds elected to defer capital losses and currency losses occurring between November 1, 2004 and December 31, 2004 as follows:

Fund	F/X Loss
International Growth	$1,821
Real Estate	88

Capital Loss Carryforwards:

At December 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in
Fund	2005	2006	2007	2008	2009	2010	2011
International Growth	—	—	—	$221,235	$2,884,919	$2,932,364	$856,355
Global Emerging Markets	$1,030,873	—	—	6,071,022	2,015,691	—	—

10.    Foreign Securities

Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

11.    REITS

The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and

June 30, 2005

Notes to Financial Statements (Unaudited)

(continued)

by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

June 30, 2005

☐

Meeting of Shareholders – Voting Results (Unaudited)

At a Special Meeting of Shareholders of each Fund except the Forward Legato Fund held on April 22, 2005 and reconvened on May 20, 2005, shareholders of the Company voted to adopt the following proposals: (1) to approve an Agreement and Plan of Reorganization for each Fund (each, a “Reorganization”) whereby all or substantially all the assets and the liabilities of each Fund would be acquired by a corresponding newly formed series of the Forward Funds, a Delaware Statutory Trust, in exchange for shares of such series, (2) to authorize the Board of Directors of the Funds (the “Board”) and Forward Management LLC (“Forward Management”) to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, consistent with rules of the Securities and Exchange Commission or exemptive relief, (3) to approve the Amended and Restated Investment Advisory Agreement between the Funds and Forward Management to update the Agreement and to clarify that Forward Management may be separately compensated for compliance and administrative services provided by Forward Management or its officers or employees to the Fund, and (4) to elect six nominees to the Board.

Holders of record at the close of business on February 22, 2005, were entitled to one vote per share on all business at the Special Meeting. As of February 22, 2005 the following number of shares were outstanding for each of the Funds.

Outstanding Shares
Forward Uniplan Real Estate Fund	2,965,414
Forward Hoover Mini-Cap Fund	2,028,253
Forward Hansberger International Growth Fund	1,909,803
Forward International Small Companies Fund	6,774,558
Forward Global Emerging Markets Fund	1,401,059
Forward Hoover Small Cap Equity Fund	11,745,185

June 30, 2005

☐

Meeting of Shareholders – Voting Results (Unaudited)

(continued)

Proposal 1: To approve an Agreement and Plan of Reorganization.

	Votes For	Votes Against	Votes Abstain	Broker Non-votes	Total Votes
Forward Uniplan Real Estate Investment Fund	2,063,462.475	7,628.009	6,947.000	822,201.000	2,900,238.484
Forward Hoover Mini-Cap Fund	1,627,494.274	6,686.000	296.000	174,884.000	1,809,360.274
Forward Hansberger International Growth Fund	1,855,263.208	4,096.000	1,121.000	46,878.000	1,907,358.208
Forward International Small Companies Fund	3,597,646.107	276,481.628	33,437.458	708,992.000	4,616,557.193
Forward Global Emerging Markets Fund	785,606.241	14,604.079	2,411.125	272,405.000	1,075,026.445
Forward Hoover Small Cap Equity Fund	6,778,346.379	88,319.112	117,507.201	4,153,753.000	11,137,925.692

Proposal 2: To authorize the Board and Forward Management to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders.

	Votes For	Votes Against	Votes Abstain	Broker Non-votes	Total Votes
Forward Uniplan Real Estate Investment Fund	2,054,864.190	10,703.009	12,470.285	822,201.000	2,900,238.484
Forward Hoover Mini-Cap Fund	1,620,041.274	14,435.000	0.000	174,884.000	1,809,360.274
Forward Hansberger International Growth Fund	1,855,263.208	4,096.000	1,121.000	46,878.000	1,907,358.208
Forward International Small Companies Fund	3,409,992.967	457,918.768	39,653.458	708,992.000	4,616,557.193
Forward Global Emerging Markets Fund	785,450.221	14,760.099	2,411.125	272,405.000	1,075,026.445
Forward Hoover Small Cap Equity Fund	6,289,763.524	578,947.967	115,461.201	4,153,753.000	11,137,925.692

June 30, 2005

☐

Meeting of Shareholders – Voting Results (Unaudited)

(continued)

Proposal 3: To approve the Amended and Restated Investment Advisory Agreement.

	Votes For	Votes Against	Votes Abstain	Total Votes
Forward Uniplan Real Estate Investment Fund	2,877,047.302	16,456.468	6,734.714	2,900,238.484
Forward Hoover Mini-Cap Fund	1,796,804.469	11,705.956	849.849	1,809,360.274
Forward Hansberger International Growth Fund	1,901,354.208	5,142.000	862.000	1,907,358.208
Forward International Small Companies Fund	4,094,778.560	471,082.055	50,696.578	4,616,557.193
Forward Global Emerging Markets Fund	1,057,262.247	14,824.939	2,939.259	1,075,026.445
Forward Hoover Small Cap Equity Fund	10,310,230.140	662,608.914	165,086.638	11,137,925.692

Proposal 4: Election of Directors

Director	Affirmative	Withhold	Total Votes
J. Alan Reid, Jr.	28,679,630.243	336,350.234	29,015,980.477
Dewitt F. Bowman	28,662,316.983	353,663.494	29,015,980.477
Kenneth V. Domingues	28,692,009.399	323,971.078	29,015,980.477
Haig G. Mardikian	28,692,266.554	323,713.923	29,015,980.477
Leo T. McCarthy	28,693,576.016	322,404.461	29,015,980.477
Donald O’ Connor	28,693,795.880	322,184.597	29,015,980.477

The sole initial shareholders of the Forward Legato Fund approved the Reorganization of the Fund into a corresponding series of the Delaware Trust and authorized the Board and Forward Management to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, consistent with rules of the Securities and Exchange Commission or exemptive relief.

As discussed above, the shareholders of each of the Funds approved the proposed Reorganization of each of the Funds into the Delaware Trust. On July 1, 2005 each of the Funds merged into a corresponding newly formed shell series of the Delaware Trust. These shell series were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable

June 30, 2005

☐

Meeting of Shareholders – Voting Results (Unaudited)

(continued)

event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Funds at the time of transfer were as follows:

	Net Assets	Net Appreciation
Forward Uniplan Real Estate Investment Fund	$43,054,447	$14,669,623
Forward Hoover Mini-Cap Fund*	$35,875,734	$4,912,942
Forward Hansberger International Growth Fund	$21,258,541	$5,007,984
Forward International Small Companies Fund**	$122,501,013	$8,248,675
Forward Global Emerging Markets Fund*	$25,664,783	$3,746,713
Forward Hoover Small Cap Equity Fund**	$267,376,942	$45,681,242
Forward Legato Fund***	$6,399,550	$367,766

*	Sum of Investor Class and Institutional Class shares
**	Sum of Investor Class, Institutional Class and Class A shares
***	Class A shares

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited)

The Investment Management Agreement (“Advisory Agreement”) with Forward Management and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with each of the sub-advisors (each, a “Sub-Advisor,” and, collectively, the “Sub-Advisors”) that manage various of the individual portfolios (“Funds”) that comprise the Forward Funds (the “Trust”), were most recently approved by the Board of Directors of Forward Funds, Inc. as listed in the table below:

Fund*	Advisory Agreement Approval Date	Sub-Advisor	Sub-Advisory Agreement Approval Date
Forward Hansberger International Growth Fund	December 2, 2004	Hansberger Global Investors, Inc.	December 2, 2004
Forward Hoover Small Cap Equity Fund	December 2, 2004	Hoover Investment Management Co., LLC	December 2, 2004
Forward Hoover Mini-Cap Fund	December 2, 2004	Hoover Investment Management, LLC	December 2, 2004
Forward Global Emerging Markets Fund	December 2, 2004	Pictet International Management LTD	December 4, 2003
Forward International Small Companies Fund	December 2, 2004	Pictet International Management LTD	December 4, 2003
Forward Uniplan Real Estate Investment Fund	December 2, 2004	Forward Uniplan Advisors, Inc.	December 2, 2004
Forward Legato Fund	March 3, 2005	Conestoga Capital Advisors, LLC	March 3, 2005
		Netols Asset Management Inc.	March 3, 2005
		Riverbridge Partners LLC	March 3, 2005

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

*	Each series of Forward Funds, Inc. was subsequently reorganized as a new series of the Trust effective July 1, 2005. In connection with the reorganization, the Advisory Agreement and each of the Sub-Advisory Agreements were re-approved by the Board of Trustees of the Trust, including the Independent Trustees, at an in-person meeting held on June 8, 2005.

In connection with each of these meetings, counsel to the Funds, on behalf of the Board, requested information to enable the Board to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreements, and Forward Management and the Sub-Advisors provided materials to the Board for its evaluation. Discussed below are the factors considered by the Board in approving the Advisory Agreement and each Sub-Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Investment Advisory Agreement

Forward Management supervises the investment management of each of the Forward Funds pursuant to the Advisory Agreement. Forward Management has retained Sub-Advisors to perform the day-to-day investment management of each of the Funds.

In evaluating the Advisory Agreement, the Board, including the independent Board members, considered the following factors, among others:

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

•	The Board considered the ability of Forward Management to provide an appropriate level of support and resources to the Funds and whether Forward Management has sufficiently qualified personnel. The Board noted the background and experience of Forward Management’s senior management. The Board also noted that because the portfolios of Forward Funds are its principal investment advisory clients, the expertise of and amount of attention expected to be given to Forward Funds by Forward Management’s management team is substantial. The Board considered Forward Management’s ability to attract and retain qualified business professionals. The Board also considered Forward Management’s compliance operations with respect to Forward Funds, including the measures recently taken by Forward Management to assist the Forward Funds in complying with Rule 38a-1 under the Investment Company Act of 1940. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided to Forward Funds by Forward Management under the Advisory Agreement. The Board also considered the services provided by Forward Management as a “manager of managers.” In this connection, the Board noted that Forward Management has been active in monitoring the performance of the Sub-Advisors and, where it deems appropriate, recommending that Sub-Advisors be replaced and further recommending replacement candidates for the Board’s approval.

•	The Board considered information about each Fund’s historical performance. The Board was provided with a comparative analysis of the performance of each Fund to comparable funds and relevant market indices, including the recent, medium, and long-term performance of each Fund as applicable, except the new Forward Legato Fund. For the Forward Legato Fund, the Board was provided with performance information for each of the Fund’s sub-advisors. The Board noted that in this connection Forward Management, as supervisor of each Fund’s Sub-Advisors, has been active in monitoring investment performance for each of the Funds and, where it has deemed appropriate, recommending changes in investment sub-advisory arrangements.

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

•	The Board considered information regarding the investment management fees charged to the Funds by Forward Management and operating expense comparisons for each Fund compared with other comparable registered investment companies, concluding that the investment management fees charged by Forward Management for each of the Funds was reasonable in comparison to the investment management fees charged to the comparable mutual funds presented in each Fund’s peer group. The Board further noted that Forward Management’s business consists primarily of managing the Funds, and that Forward Management does not manage any other mutual funds or investment accounts other than the Funds.

•	The Board considered the potential of Forward Management and the Funds to experience economies of scale as the Funds grow in size, but recognized that the Funds currently have relatively small asset levels and that Forward Management has historically subsidized those Funds at smaller asset levels.

•	The Board considered the cost of services to be provided and profits realized by Forward Management from the relationship with Forward Funds, including the overall financial soundness of Forward Management. The Board reviewed financial information provided by Forward Management with respect to the operating profit or loss to Forward Management, which indicated an operating loss to Forward Management for recent periods. The Board also considered that Forward Management has historically waived fees or reimbursed each of the Funds for certain operating expenses that exceed stated expense limits, and that amounts waived by or reimbursed by Forward Management have been substantial. The Board concluded that in light of the operating results realized by Forward Management from its relationship with the Funds at the current time, the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered, noting that Forward Management is responsible for compensation of each Fund’s Sub-Advisors.

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

•	The Board considered ancillary benefits to be received by Forward Management as a result of Forward Management’s relationship with Forward Funds. The Board concluded that any potential benefits to be derived by Forward Management from its relationship with Forward Funds include potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.

After consideration of these factors, the Board found that: (i) the compensation payable under the Advisory Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the Advisory Agreement is in the best interests of the Funds and their shareholders.

Approval of Sub-Advisory Agreements

Forward Management employs Sub-Advisors pursuant to Sub-Advisory Agreements for the day-to-day management of the Funds. The Board evaluated each Sub-Advisory Agreement principally with reference to the following factors: (i) the nature, extent and quality of the services to be provided by the Sub-Advisor; (ii) the investment performance of the Fund and the Sub-Advisor; (iii) the reasonableness of investment advisory compensation paid and a comparative analysis of expense ratios of, and advisory and sub-advisory fees paid by, similar peer funds and other funds or accounts managed by the Sub-Advisor; (iv) the profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (v) the extent to which the fees to be paid to the Sub-Advisor reflect economies of scale; and (vi) if applicable, any benefits derived or to be derived by the Sub-Advisor from a relationship with the Fund, such as soft dollar arrangements. The Board also considered the ability of each Sub-Advisor to provide an appropriate level of support and resources to the Fund(s) sub-advised by that Sub-Advisor and whether the Sub-Advisor has sufficiently qualified personnel. The Board also considered the overall financial soundness of each Sub-Advisor as it relates to the ability of the Sub-Advisor to provide services to the Fund(s) it sub-advises.

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

Additional discussion of certain of these factors follows:

•	The Board considered the benefits to shareholders of continuing to retain each Sub-Advisor, particularly in light of the nature, extent, and quality of services provided by the Sub-Advisor. The Board considered the quality of the management services provided to the Funds over both the short and long term and the organizational depth and stability of the firm, including the background and experience of each Sub-Advisor’s senior management and the expertise of and amount of attention expected to be given to the Funds by each Sub-Advisor’s respective portfolio management team. In this connection, the Board has received regular presentations from portfolio management personnel, from each of the Sub-Advisors, and has discussed investment results with such personnel. The Board also considered each Sub-Advisor’s compliance operations with respect to the Funds, including the assessment of each Sub-Advisor’s compliance program by the Funds’ Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940. The Board concluded it was satisfied with the nature, extent and quality of the management services provided by the Sub-Advisors. In making these assessments the Board was aided by Forward Management’s assessments and the various presentation materials (including frequent presentations made by representatives of the Sub-Advisors to the Board) during the course of the year.

•

The Board considered information about each Fund’s historical performance, noting whether there were periods of underperformance and outperformance relative to each Fund’s peer funds as well as its respective benchmark or benchmarks over time. The Board concluded that the Sub-Advisors, individually and as a group, had the ability to provide high quality investment management services to the Funds over the long-term, subject to ongoing review of performance by Forward Management. In assessing performance, the Board also considered the length of time each Sub-Advisor had sub-advised the respective Fund. The Board also noted the need for each Sub-Advisor to adhere to its investment

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

mandates, which could at times have an impact on the Fund’s performance. In assessing performance, the Board compared each sub-advised Fund’s performance against a peer group of mutual funds and against the following benchmarks:

Fund	Benchmark	Sub-Advisors
Forward Hansberger International Growth Fund	Morgan Stanley All Country World Index ex-USA	Hansberger Global Investors, Inc.
Forward Hoover Small Cap Equity Fund	Russell 2000® Index	Hoover Investment Management Co., LLC
Forward Hoover Mini-Cap Fund	Russell 2000® Index	Hoover Investment Management, LLC
Forward Global Emerging Markets Fund	MSCI Emerging Markets Free Index	Pictet International Management LTD
Forward International Small Companies Fund	HSBC World Excluding U.S. Smaller Companies Index	Pictet International Management LTD
Forward Uniplan Real Estate Investment Fund	National Association of Real Estate Investment Trusts® Equity REIT Index	Forward Uniplan Advisors, Inc.
Forward Legato Fund*	Russell 2000® Index	Conestoga Capital Advisors, LLC Netols Asset Management Inc. Riverbridge Partners LLC

*	The Forward Legato Fund commenced operations on April 1, 2005, and as a result, the Board reviewed the performance of other accounts managed by each of the Sub-Advisors.

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

•	The Board reviewed performance information for each of the Funds for the previous five years or since inception, noting that each of the Funds has had periods of underperformance and outperformance relative to their peer groups and benchmark index. In connection with this analysis, the Board concluded that the Sub-Advisors of these Funds should continue to serve under the respective Sub-Advisory Agreements subject to supervision of the Board and Forward Management. Performance information for each class of shares of the Funds is contained in this Report under the heading “Fund Performance”.

•	The Board considered information regarding the advisory fees charged under other investment advisory contracts, such as contracts of the Sub-Advisors or other investment advisers with other registered investment companies or other types of clients. Based on their evaluation of this information, and in particular noting that all sub-advisory fees are paid out of the Forward Management advisory fee and negotiated between Forward Management and each Sub-Advisor, the Board concluded that the fees payable under the Sub-Advisory Agreements were reasonable when compared to investment management fees paid by comparable funds and paid by other investment accounts managed by the Sub-Advisors. In this connection, the Board noted that overall expense ratios of the Funds are limited by Forward Management pursuant to contractual expense limitation agreements.

•

The Board considered the profitability of each Agreement to each Sub-Advisor, to the extent practicable based on the financial information provided by each Sub-Advisor, noting that in many cases it was difficult to accurately determine or evaluate such profitability because the Sub-Advisors managed substantial assets other than the Funds or had multiple business lines and, further, that any such assessment would involve assumptions regarding the individual Sub-Advisor’s allocation policies, capital structure, cost of capital, business mix and other factors. Based on the information provided and the nature of the negotiation underlying the Agreements, the Board concluded that it was reasonable to infer that each Sub-

June 30, 2005

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

Advisor’s profitability with respect to its sub-advised Fund(s) was not excessive.

•	The Board considered the extent to which economies of scale would be realized as assets of the Funds grew. The Board concluded that at the current time, given the recent organization of a number of the Funds and the Funds’ asset levels, the current fee structures reflected in each Agreement were appropriate.

•	The Board considered any benefits to be derived by the Sub-Advisors from their relationships with the Funds, such as soft dollar arrangements. The Board noted that certain Sub-Advisors represented in the materials presented to the Board that in addition to the fees they receive under the Agreement, they expect to receive additional benefits from the Funds in the form of research, information and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Sub-Advisors from their relationships with the Funds included benefits which were consistent with those generally derived by sub-advisors to mutual funds.

After consideration of these factors, the Board found that: (i) the compensation payable under each of the Sub-Advisory Agreements bears a reasonable relationship to the services to be rendered and are fair and reasonable; and (ii) each of the Sub-Advisory Agreements are in the best interests of the Funds and their shareholders.

June 30, 2005

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information.

We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU

We collect Information about you from the following sources:

•	information we receive from you on applications or other forms; and

•	information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with there companies, we require them to limit their use of the personal information to the particular

June 30, 2005

Forward Funds

Privacy Notice

Forward Funds

Privacy Notice (continued)

purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information.

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

June 30, 2005

INVESTMENT ADVISOR
Forward Management, LLC

DISTRIBUTOR
PFPC Distributors, Inc.

COUNSEL
Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers, LLP

CUSTODIAN
Brown Brothers Harriman & Co.

SIERRA CLUB
FOUNDED 1892
Mutual Funds

Sierra Club Stock Fund

Sierra Club Equity Income Fund

Semi-Annual Report

June 30, 2005

☐

Sierra Club Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

The report has been prepared for the general information of Sierra Club Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Sierra Club Funds Prospectus, which contains more complete information about Sierra Club Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

June 30, 2005

☐

Dear Shareholder,

The Sierra Club Mutual Funds are committed to providing shareholders with accessible, transparent information about our Funds, and we demand nothing less from the companies we consider for potential investments. We carefully evaluate and review the environmental and social practices of each company’s management to help us attempt to achieve superior measures of performance and responsibility.

Our ownership in companies allows us to maintain dialogues with corporate management, participate in shareholder resolutions and continuously challenge companies to improve their environmental and social policies and track records. To learn more, see the Investment Advisor Commentary in this report, or our web site at www.sierraclubfunds.com for additional information about our Shareholder Advocacy initiatives.

Please note that as of April 1, 2005, the Sierra Club Balanced Fund became the Sierra Club Equity Income Fund. The Fund seeks attractive, risk-adjusted returns for investors who are looking for growth and income, and invests approximately 80% of its assets in dividend-yielding equities and investment-grade fixed income securities of companies that are focused on a sustainable, green future. In addition, as of May 2, 2005, we introduced Class A shares for the Sierra Club Stock Fund.

Sierra Club Mutual Funds Performance

In the first half of 2005, the energy, materials and defense sectors performed well as a group, while sectors in which the Sierra Club Mutual Funds have strong positive positions, including technology and financial services, tended to trade lower as a group. This has resulted in year-to-date underperformance of the Sierra Club Mutual Funds.

Year to date, the Sierra Club Stock Fund Investor Class returned -5.25% and has returned 5.36% for the year ending June 30, 2005. The Sierra Club Equity Income Fund returned -4.70% year to date and has returned 1.61% for the year ending June 30, 2005.

June 30, 2005

1

☐

Please review the following pages of this report for additional information on the performance of the Funds. We appreciate the trust and confidence you place in the Sierra Club Mutual Funds, and we will continue to work diligently on your behalf.

Sincerely,

J. Alan Reid, Jr.

President

Sierra Club Mutual Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sierraclubfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

June 30, 2005

2

☐

Dear Shareholder,

As a Sierra Club Mutual Funds shareholder, you indirectly participate in the shareholder advocacy initiatives we undertake to influence the corporate practices of our portfolio holdings. Over the past six months, we have focused on a wide array of topics ranging from sustainable land development and urban sprawl to toxic and chemical management. We believe in using the power of our ownership in companies to promote an environmental agenda.

In January 2005, a coalition of investors, including the Sierra Club Mutual Funds, presented a resolution at Costco’s annual shareholder meeting, asking management to develop a global policy for Costco’s land procurement and usage practices. Costco has been involved in numerous local controversies regarding how Costco sites its retail warehouses and manages the social and environmental impacts of its stores. As Costco’s business relies on a membership model, Sierra Club Mutual Funds is particularly concerned that its real estate practices may negatively affect the company’s bottom line.

While the resolution did not receive a majority of votes at Costco, we were able to present Costco’s chairman with a Corporate Social Responsibility (CSR) report from rival Target, which included a section on “Sustainable Real Estate & Design” incorporating community buy-in, impacts on threatened/endangered species and biodiversity. Since then, we have supported the development of a best practices document, “Outside the Box: Guidelines for Retail Store Siting,” published in July by our partners in this campaign, Domini Social Investments and Christian Brothers Investment Services. We will continue to monitor Costco’s adoption of these practices, along with the other commercial and retail companies in the Sierra Club Mutual Funds’ portfolios.

We also have been working collaboratively with a coalition of NGOs and other shareholders to pressure companies to adopt safer, non-toxic substitutes in consumer products. Applying the recent European Union Directive 76/768/EEC on toxics management in cosmetics, we are insisting that companies eliminate toxic, mutagenic and carcinogenic chemicals in their global product lines. When and where appropriate, we will use our

June 30, 2005

3

☐

leverage as shareholders to demand compliance with the strictest standards governing global reformulation of cosmetic products. Additionally, we are reviewing our Funds’ holdings in the electronics, healthcare, home furnishings and retail industries for opportunities to apply a corporate toxics management framework.

We continue to be active with our partners under the Coalition for Environmentally Responsible Economies (CERES) umbrella, vetting corporate environmental reports as members of the CERES Financial Services and Consumer Products work teams. Finally, we are working with the Global Warming Shareholders Campaign (GWSC) this year on the Buildings working group, which encourages greater energy efficiency and limits to greenhouse gas emissions for homebuilders, hotel companies and REITs.

At Sierra Club Mutual Funds, we take our role as advocates for the environment in the corporate sector very seriously. We will continue to use our power as shareholders to advance sustainable corporate business practices across all of the companies we hold in our portfolios.

Sincerely,

Garvin Jabusch

Director of Sustainable Investing

June 30, 2005

4

Sierra Club Mutual Funds

Fund Performance

	Investor Class Shares
	Average Annual Returns – June 30, 2005(a)
	1 Year	5 Year	Since Inception
Sierra Club Stock Fund	5.36%	(1.87)%	4.31%
Sierra Club Equity Income Fund	1.61%	—	8.81%

	Class A Shares
	Aggregate Returns – June 30, 2005(a)(b)
	1 Year	5 Year	Since Inception
Sierra Club Stock Fund	—	—	0.35%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.sierraclubfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
(a)	Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. The advisor reimbursed expenses to limit the expense ratios for both of the Funds. Had such limitations not been in place, returns would have been lower. Current performance may be lower or higher than the performance data presented. Investors should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing.
(b)	Includes the effect of the maximum 4.75% sales charge at the beginning of the period.

Inception dates are as follows:

	Investor Class Shares	Class A Shares
Sierra Club Stock Fund	10/02/98	05/02/05
Sierra Club Equity Income Fund	01/02/03	N/A

June 30, 2005

5

Sierra Club Mutual Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return:    This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return:    This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses

June 30, 2005

6

Sierra Club Mutual Funds

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2005 (Unaudited)

(continued)

based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Investor Class shares of the Sierra Club Funds do not charge any sales load, but Class A shares do. Shareholders are also subject to short-term redemption fees on certain transactions, including exchanges. Other Funds may have different fee structures. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/31/04	Ending Account Value 06/30/05	Expense Ratio(1)	Expenses Paid During Period 12/31/04 – 06/30/05(2)
Sierra Club Stock Fund
Actual Fund Return
Investor Class	$1,000.00	$947.50	1.69%	$8.16
Class A*	$1,000.00	$1,053,80	1.69%	$8.61

Hypothetical 5% Return
Investor Class	$1,000.00	$1,016.41	1.69%	$8.45
Class A*	$1,000.00	$1,512.30	1.69%	$10.53

Sierra Club Equity Income Fund
Actual Fund Return
Investor Class	$1,000.00	$953.00	1.69%	$8.18

Hypothetical 5% Return
Investor Class	$1,000.00	$1,016.41	1.69%	$8.45

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
*	Class A shares commenced operations on May 2, 2005.

June 30, 2005

7

Summary of Portfolio Holdings (Unaudited)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Sierra Club Stock Fund
Software	7.84%
Food Products	6.94%
Health Care Providers & Services	6.69%
Thrifts & Mortgage Finance	6.02%
Commercial Banks	5.89%
Hotels, Restaurants & Leisure	5.59%
Computers & Peripherals	5.48%
Media	5.43%
Insurance	5.34%
Commercial Services & Supplies	4.78%
Health Care Equipment & Supplies	4.47%
Food & Staples Retailing	4.36%
Capital Markets	3.56%
Diversified Telecommunications	3.39%
Biotechnology	3.34%
Consumer Finance	3.11%

Trading Companies & Distributors	2.54%
Specialty Retail	2.08%
Household Durables	2.04%
Semiconductors & Semiconductor Equipment	1.55%
Information Technology Services	1.34%
Pharmaceuticals	1.10%
Internet & Catalog Retail	0.70%
Multiline Retail	0.61%
Diversified Financial Services	0.51%
Internet Software & Services	0.45%
Communications Equipment	0.24%
Electrical Equipment	0.12%
Overnight Deposit	4.42%
Net Other Assets and Liabilities	0.07%

100.00%

June 30, 2005

8

Summary of Portfolio Holdings (Unaudited) (continued)

Sierra Club Equity Income Fund
Corporate Notes and Bonds	9.77%
U.S. Government and Agency Obligations	7.43%
Food Products	6.44%
Software	5.80%
Commercial Banks	5.69%
Health Care Providers & Services	5.55%
Media	3.83%
Commercial Services & Supplies	3.54%
Hotels, Restaurants & Leisure	3.52%
Capital Markets	3.24%
Food & Staples Retailing	3.02%
Computers & Peripherals	3.01%
Biotechnology	2.96%
Thrifts & Mortgage Finance	2.93%
Diversified Telecommunications	2.53%
Insurance	2.31%

Health Care Equipment & Supplies	2.05%
Trading Companies & Distributors	1.98%
Household Durables	1.53%
Consumer Finance	1.06%
Information Technology Services	0.99%
Specialty Retail	0.88%
Pharmaceuticals	0.86%
Textiles, Apparel & Luxury	0.80%
Semiconductors & Semiconductor Equipment	0.51%
Diversified Financial Services	0.39%
Communications Equipment	0.19%
Electrical Equipment	0.09%
Overnight Deposit	17.00%
Net Other Assets and Liabilities	0.10%

100.00%

*    *    *    *    *

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2005. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 are available (i) without charge, upon request, by calling (866) 897-5982 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2005

9

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS – 95.51%
	Biotechnology – 3.34%
6,143	Amgen, Inc.*	$371,406
5,000	Celgene Corp.*	203,850
6,400	Gilead Sciences, Inc.*	281,536

		856,792

	Capital Markets – 3.56%
3,565	Bear Stearns Cos., Inc.	370,546
7,043	Franklin Resources, Inc.	542,170

		912,716

	Commercial Banks – 5.89%
10,960	Bank of America Corp.	499,886
912	Comerica, Inc.	52,714
22,930	KeyCorp.	760,129
3,928	Wachovia Corp.	194,829

		1,507,558

	Commercial Services & Supplies – 4.78%
2,700	Apollo Group, Inc., Class A*	211,194
3,400	Corporate Executive Board Co.	266,322
1,160	Deluxe Corp.	47,096
12,853	Equifax, Inc.	458,981
9,600	Robert Half International, Inc.	239,712

		1,223,305

	Communications Equipment – 0.24%
1,958	QLogic Corp.*	60,443

	Computers & Peripherals – 5.48%
4,896	Apple Computer, Inc.*	180,222
8,329	Dell, Inc.*	329,079
21,588	Hewlett-Packard Co.	507,534
13,700	Network Appliance, Inc.*	387,299

		1,404,134

See Notes to Financial Statements June 30, 2005

10

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Consumer Finance – 3.11%
14,221	AmeriCredit Corp.*	$362,635
2,900	Capital One Financial Corp.	232,029
4,000	WFS Financial, Inc.*	202,840

		797,504

	Diversified Financial Services – 0.51%
2,935	Moody’s Corp.	131,958

	Diversified Telecommunications – 3.39%
8,471	Alltel Corp.	527,574
9,849	CenturyTel, Inc.	341,071

		868,645

	Electrical Equipment – 0.12%
1,297	American Power Conversion Corp.	30,596

	Food & Staples Retailing – 4.36%
2,500	Costco Wholesale Corp.	112,050
21,391	Kroger Co.*	407,071
6,572	Walgreen Co.	302,246
2,500	Whole Foods Market, Inc.	295,750

		1,117,117

	Food Products – 6.94%
12,700	McCormick & Co., Inc.	415,036
15,412	The Hershey Co.	957,085
5,871	Wm. Wrigley Jr. Co.	404,160

		1,776,281

	Health Care Equipment & Supplies – 4.47%
11,000	Applera Corp. – Applied Biosystems Group	216,370
3,082	Becton, Dickinson & Co.	161,712
3,600	Biomet, Inc.	124,704
3,550	Stryker Corp.	168,838
9,000	Varian Medical Systems, Inc.*	335,970
1,800	Zimmer Holdings, Inc.*	137,106

		1,144,700

June 30, 2005 See Notes to Financial Statements

11

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Health Care Providers & Services – 6.69%
2,452	Cardinal Health, Inc.	$141,186
3,190	Health Net, Inc.*	121,730
10,374	Humana, Inc.*	412,263
4,800	IMS Health, Inc.	118,896
4,823	PacifiCare Health Systems, Inc.*	344,603
8,642	UnitedHealth Group, Inc.	450,594
12,000	WebMD Corp.*	123,240

		1,712,512

	Hotels Restaurants & Leisure – 5.59%
3,080	Choice Hotels International, Inc.	202,356
12,074	MGM Mirage*	477,889
9,000	Starbucks Corp.*	464,940
4,900	Starwood Hotels & Resorts Worldwide, Inc.	286,993

		1,432,178

	Household Durables – 2.04%
644	NVR, Inc.*	521,640

	Information Technology Services – 1.34%
2,700	Affiliated Computer Services, Inc., Class A*	137,970
6,000	CheckFree Corp.*	204,360

		342,330

	Insurance – 5.34%
2,160	Chubb Corp.	184,918
10,235	Jefferson-Pilot Corp.	516,049
8,900	Safeco Corp.	483,626
5,100	W.R. Berkley Corp.	181,968

		1,366,561

	Internet & Catalog Retail – 0.70%
5,400	eBay, Inc.*	178,254

	Internet Software & Services – 0.45%
3,300	Yahoo!, Inc.*	114,345

See Notes to Financial Statements June 30, 2005

12

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Media – 5.43%
14,515	Comcast Corp., Class A*	$445,610
10,763	McGraw-Hill Cos., Inc.	476,263
2,600	Omnicom Group, Inc.	207,636
5,200	Pixar*	260,260

		1,389,769

	Multiline Retail – 0.61%
7,700	Dollar General Corp.	156,772

	Pharmaceuticals – 1.10%
1,138	Mylan Laboratories, Inc.	21,895
8,800	Watson Pharmaceuticals, Inc.*	260,128

		282,023

	Semiconductors & Semiconductor Equipment – 1.55%
5,500	Altera Corp.*	109,010
4,000	Microchip Technology, Inc.	118,480
6,850	Novellus Systems, Inc.*	169,263

		396,753

	Software – 7.84%
1,685	Adobe Systems, Inc.	48,225
9,174	Autodesk, Inc.*	315,310
27,500	Compuware Corp.*	197,725
6,600	Fair Isaac Corp.	240,900
2,600	Intuit, Inc.*	117,286
4,800	Mercury Interactive Corp.*	184,128
15,845	Microsoft Corp.	393,590
38,737	Oracle Corp.*	511,328

		2,008,492

	Specialty Retail – 2.08%
9,995	American Eagle Outfitters, Inc.	306,347
5,400	Bed Bath & Beyond, Inc.*	225,612

		531,959

June 30, 2005 See Notes to Financial Statements

13

Sierra Club Stock Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Thrifts & Mortgage Finance – 6.02%
10,412	Astoria Financial Corp.	$296,430
2,400	Downey Financial Corp.	175,680
3,351	Fannie Mae	195,698
3,185	Freddie Mac	207,758
10,685	Fremont General Corp.	259,966
6,210	MGIC Investment Corp.	405,016

		1,540,548

	Trading Companies & Distributors – 2.54%
6,400	Fastenal Co.	392,064
4,712	W.W. Grainger, Inc.	258,170

		650,234

	Total Common Stocks	24,456,119

	(Cost $22,139,122)
Par Value
OVERNIGHT DEPOSIT – 4.42%
$1,130,994	Bank of America,
	2.450%, due 07/01/05	1,130,994

	Total Overnight Deposit	1,130,994

	(Cost $1,130,994)

TOTAL INVESTMENTS – 99.93%		25,587,113

(Cost $23,270,116)
NET OTHER ASSETS AND LIABILITIES – 0.07%		17,607

NET ASSETS – 100.00%		$25,604,720

*	Non-income producing security.

See Notes to Financial Statements June 30, 2005

14

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS – 65.70%
	Biotechnology – 2.96%
5,280	Amgen, Inc.*	$319,229
5,000	Celgene Corp.*	203,850
2,450	Genzyme Corp.*	147,220
4,800	Gilead Sciences, Inc.*	211,152

		881,451

	Capital Markets – 3.24%
3,347	Bear Stearns Cos., Inc.	347,887
6,165	Franklin Resources, Inc.	474,582
3,000	State Street Corp.	144,750

		967,219

	Commercial Banks – 5.69%
15,565	Bank of America Corp.	709,920
793	Comerica, Inc.	45,835
18,551	KeyCorp.	614,966
2,100	SunTrust Banks, Inc.	151,704
3,465	Wachovia Corp.	171,864

		1,694,289

	Commercial Services & Supplies – 3.54%
1,850	Apollo Group, Inc., Class A*	144,707
3,000	Corporate Executive Board Co.	234,990
1,006	Deluxe Corp.	40,844
12,837	Equifax, Inc.	458,409
7,000	Robert Half International, Inc.	174,790

		1,053,740

	Communications Equipment – 0.19%
1,829	QLogic Corp.*	56,461

	Computers & Peripherals – 3.01%
4,079	Apple Computer, Inc.*	150,148
7,718	Dell, Inc.*	304,938
18,829	Hewlett-Packard Co.	442,670

		897,756

June 30, 2005 See Notes to Financial Statements

15

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Consumer Finance – 1.06%
12,351	AmeriCredit Corp.*	$314,951

	Diversified Financial Services – 0.39%
2,560	Moody’s Corp.	115,098

	Diversified Telecommunications – 2.53%
7,391	Alltel Corp.	460,311
8,496	CenturyTel, Inc.	294,216

		754,527

	Electrical Equipment – 0.09%
1,105	American Power Conversion Corp.	26,067

	Food & Staples Retailing – 3.02%
16,851	Kroger Co.*	320,675
5,900	Walgreen Co.	271,341
2,600	Whole Foods Market, Inc.	307,580

		899,596

	Food Products – 6.44%
10,000	McCormick & Co., Inc.	326,800
13,341	The Hershey Co.	828,476
11,085	Wm. Wrigley Jr. Co.	763,091

		1,918,367

	Health Care Equipment & Supplies – 2.05%
2,870	Becton, Dickinson & Co.	150,589
2,500	Biomet, Inc.	86,600
3,350	Edwards Lifesciences Corp.*	144,117
4,800	Stryker Corp.	228,288

		609,594

	Health Care Providers & Services – 5.55%
2,047	Cardinal Health, Inc.	117,866
3,450	Caremark Rx, Inc.*	153,594
2,350	Cerner Corp.*	159,730

See Notes to Financial Statements June 30, 2005

16

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Health Care Providers & Services (continued)
2,150	Coventry Health Care, Inc.*	$152,113
2,584	Health Net, Inc.*	98,605
9,155	Humana, Inc.*	363,820
3,450	Lincare Holdings, Inc.*	140,898
4,100	PacifiCare Health Systems, Inc.*	292,945
3,359	UnitedHealth Group, Inc.	175,138

		1,654,709

	Hotels Restaurants & Leisure – 3.52%
10,800	Alliance Gaming Corp.*	151,416
2,632	Choice Hotels International, Inc.	172,922
11,098	MGM Mirage*	439,259
4,900	Starwood Hotels & Resorts Worldwide, Inc.	286,993

		1,050,590

	Household Durables – 1.53%
563	NVR, Inc.*	456,030

	Information Technology Services – 0.99%
2,050	Affiliated Computer Services, Inc., Class A*	104,755
5,600	CheckFree Corp.*	190,736

		295,491

	Insurance – 2.31%
8,836	Jefferson-Pilot Corp.	445,511
4,500	Safeco Corp.	244,530

		690,041

	Media – 3.83%
12,821	Comcast Corp., Class A*	393,605
9,090	McGraw-Hill Cos., Inc.	402,232
6,900	Pixar*	345,345

		1,141,182

	Pharmaceuticals – 0.86%
1,023	Mylan Laboratories, Inc.	19,683
8,000	Watson Pharmaceuticals, Inc.*	236,480

		256,163

June 30, 2005 See Notes to Financial Statements

17

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Shares		Value (Note 2)

	Semiconductors & Semiconductor Equipment – 0.51%
5,100	Microchip Technology, Inc.	$151,062

	Software – 5.80%
5,040	Activision, Inc.*	83,261
1,554	Adobe Systems, Inc.	44,475
12,520	Autodesk, Inc.*	430,312
21,000	Compuware Corp.*	150,990
5,000	Intuit, Inc.*	225,550
13,800	Microsoft Corp.	342,792
34,103	Oracle Corp.*	450,160

		1,727,540

	Specialty Retail – 0.88%
8,545	American Eagle Outfitters, Inc.	261,904

	Textiles Apparel & Luxury – 0.80%
15,000	Quiksilver, Inc.*	239,700

	Thrifts & Mortgage Finance – 2.93%
9,032	Astoria Financial Corp.	257,141
2,863	Fannie Mae	167,199
1,185	Freddie Mac	77,298
9,332	Fremont General Corp.	227,048
2,215	MGIC Investment Corp.	144,462

		873,148

	Trading Companies & Distributors – 1.98%
5,950	Fastenal Co.	364,497
4,103	W.W. Grainger, Inc.	224,803

		589,300

	Total Common Stocks	19,575,976

	(Cost $17,683,711)

See Notes to Financial Statements June 30, 2005

18

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Par Value		Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.43%
	Federal Farm Credit Bank – 1.08%
$ 75,000	3.680%, due 03/24/10	$74,024
250,000	3.875%, due 05/07/10	248,699

		322,723

	Federal Home Loan Bank – 1.70%
280,000	3.000%, due 08/15/05	279,835
225,000	4.320%, due 08/19/10	224,740

		504,575

	Federal Home Loan Mortgage Corp. – 3.98%
210,000	2.875%, due 09/15/05	209,743
960,000	5.500%, due 07/15/06	976,880

		1,186,623

	Federal National Mortgage Corp. – 0.67%
200,000	4.290%, due 02/17/09	198,540

	Total U.S. Government and Agency Obligations
	(Cost $2,232,988)	2,212,461

CORPORATE NOTES AND BONDS – 9.77%
	Finance – 6.25%
	Bank of America Corp.
50,000	7.500%, due 09/15/06	52,024
100,000	7.125%, due 03/01/09	109,455
	Bear Stearns Cos., Inc.
200,000	3.000%, due 03/30/06	198,755
	Countrywide Home Loan
200,000	4.000%, due 03/22/11	193,128
	Key Bank NA
150,000	7.000%, due 02/01/11	168,827
	Mellon Financial Corp.
150,000	6.375%, due 02/15/10	161,514

June 30, 2005 See Notes to Financial Statements

19

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Par Value		Value (Note 2)

	Finance (continued)
	National City Bank
$ 50,000	6.250%, due 03/15/11	$55,090
	National City Corp.
150,000	5.750%, due 02/01/09	157,921
	Suntrust Bank
150,000	6.375%, due 04/01/11	165,656
	U.S. Bancorp
200,000	3.125%, due 03/15/08	194,826
	Wachovia Corp.
200,000	4.850%, due 07/30/07	203,792
	Wells Fargo & Co.
150,000	3.500%, due 04/04/08	147,631
50,000	6.125%, due 04/18/12	54,557

		1,863,176

	Health Care – 0.54%
	Becton Dickinson & Co.
145,000	7.150%, due 10/01/09	161,578

	Retail – 0.94%
	Costco Wholesale Corp.
100,000	5.500%, due 03/15/07	102,207
	Lowe’s Cos., Inc.
175,000	6.375%, due 12/15/05	176,700

		278,907

	Technology – 1.66%
	Dell, Inc.
125,000	6.550%, due 04/15/08	132,657
	First Data Corp.
150,000	5.625%, due 11/01/11	159,269
	Texas Instruments, Inc.
200,000	6.125%, due 02/01/06	202,207

		494,133

See Notes to Financial Statements June 30, 2005

20

Sierra Club Equity Income Fund

Portfolio of Investments (Unaudited)

Par Value		Value (Note 2)

	Telecommunications – 0.38%
	Alltel Corp.
$100,000	7.00%, due 07/01/12	$114,207

	Total Corporate Notes and Bonds
	(Cost $2,940,584)	2,912,001

OVERNIGHT DEPOSIT – 17.00%
5,066,604	Brown Brothers Harriman & Co. – Cayman,
	2.670%, due 07/01/05	5,066,604

	Total Overnight Deposit	5,066,604

	(Cost $5,066,604)

TOTAL INVESTMENTS – 99.90%		29,767,042

(Cost $27,923,887)
NET OTHER ASSETS AND LIABILITIES – 0.10%		30,802

NET ASSETS – 100.00%		$29,797,844

*	Non-income producing security.

June 30, 2005 See Notes to Financial Statements

21

Statement of Assets and Liabilities (Unaudited)

	Sierra Club Stock Fund	Sierra Club Equity Income Fund
ASSETS:
Investments, at value	$25,587,113	$29,767,042
Receivable for investments sold	—	148,282
Receivable for shares sold	54,474	3,158
Interest and dividend receivable	10,615	88,155
Other assets	7,331	7,940

Total Assets	25,659,533	30,014,577

LIABILITIES:
Distributions Payable	—	1,251
Payable to custodian	—	244
Payable for investments purchased	—	137,430
Payable for shares redeemed	19,194	9,918
Payable to Advisor	12,287	22,530
Accrued expenses and other liabilities	23,332	45,360

Total Liabilities	54,813	216,733

NET ASSETS	$25,604,720	$29,797,844

NET ASSETS consist of:
Paid-in capital (Note 7)	$22,997,226	$26,456,188
Accumulated net investment income/(loss)	(81,893)	43
Accumulated net realized gain on investments	372,390	1,498,458
Net unrealized appreciation on investments	2,316,997	1,843,155

Total Net Assets	$25,604,720	$29,797,844

Investments, at Cost	$23,270,116	$27,923,887
Pricing of Shares
Investor Class:
Net Asset Value, offering, and redemption price per share	$11.36	$11.48
Net Assets	$20,450,015	$29,797,844
Shares of beneficial interest outstanding	1,800,110	2,596,140
Class A:
Net Asset Value, offering, and redemption price per share	$11.36
Net Assets	$5,154,705
Shares of beneficial interest outstanding	453,740
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$11.93

See Notes to Financial Statements June 30, 2005

22

Statement of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

	Sierra Club Stock Fund	Sierra Club Equity Income Fund*
INVESTMENT INCOME:
Interest, net of premium amortization and discount accretion	$14,553	$178,224
Dividends	93,743	77,593
Foreign taxes witheld	(233)	(198)

Total investment income	108,063	255,619

EXPENSES:
Investment advisory fee	112,357	136,384
Administration fee	15,337	21,794
Custodian fee	8,370	5,859
Directors’ fees and expenses	1,586	2,625
Distribution and service fees – Investor	31,255	17,411
Distribution and service fees – Class A	2,108	—
Fund accounting fee	30,219	30,462
Legal and audit fee	13,932	15,846
Printing fees	2,760	1,832
Registration/filing fees	7,475	6,237
Report to shareholder fees	3,551	9,426
Transfer agent fee	10,675	9,992
Reflow fees (Note 2)	326	1,030
Other	2,415	5,203

Total expenses before waiver	242,366	264,101
Less fees waived/reimbursed by investment advisor	(52,410)	(18,908)

Total net expenses	189,956	245,193

NET INVESTMENT INCOME/(LOSS)	(81,893)	10,426

Net realized gain on investments	214,765	693,312
Net change in unrealized appreciation/(depreciation) on investments	(1,140,121)	(2,136,506)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(925,356)	(1,443,194)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,007,249)	$(1,432,768)

*	Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund.

June 30, 2005 See Notes to Financial Statements

23

Statement of Changes in Net Assets

	Sierra Club Stock Fund
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment loss	$(81,893)	$(91,899)
Net realized gain on investments	214,765	437,958
Net change in unrealized appreciation/(depreciation) on investments	(1,140,121)	2,251,926

Net increase/(decrease) in net assets resulting from operations	(1,007,249)	2,597,985

Distributions to shareholders:
From net realized gains on investments
Investor Class	—	(145,023)
Class A	—	—

Total distributions	—	(145,023)

Share Transactions:
Investor Class
Proceeds from sale of shares	7,086,136	10,317,139
Issued to shareholders in reinvestment of distributions	—	74,474
Cost of shares redeemed, net of redemption fees (Note 7)	(5,531,829)	(799,300)

Net increase from share transactions	1,554,307	9,592,313

Class A
Proceeds from sale of shares	4,856,905	—

Net increase from share transactions	4,856,905	—

Net increase in net assets	5,403,963	12,045,275

NET ASSETS:
Beginning of period	20,200,757	8,155,482

End of period (including accumulated net investment loss of $81,893 and $0, respectively)	$25,604,720	$20,200,757

OTHER INFORMATION:
Share Transactions:
Investor Class
Sold	630,195	967,777
Issued to shareholders in reinvestment of distributions	—	6,217
Redeemed	(514,753)	(74,532)

Net increase in shares outstanding	115,442	899,462

Class A
Sold	453,740

Net increase in shares outstanding	453,740

See Notes to Financial Statements June 30, 2005

24

Statement of Changes in Net Assets (continued)

	Sierra Club Equity Income Fund*
	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations:
Net investment income/(loss)	$10,426	$(49,461)
Net realized gain on investments	693,312	2,301,211
Net change in unrealized appreciation/(depreciation) on investments	(2,136,506)	300,274

Net increase/(decrease) in net assets resulting from operations	(1,432,768)	2,552,024

Distributions to shareholders:
From net investment income	(10,383)	—
From net realized gains on investments	—	(1,633,602)

Total distributions	(10,383)	(1,633,602)

Share Transactions:
Proceeds from sale of shares	2,258,404	4,643,799
Issued to shareholders in reinvestment of distributions	9,133	1,424,787
Cost of shares redeemed, net of redemption fees (Note 7)	(1,448,436)	(3,446,960)

Net increase from share transactions	819,101	2,621,626

Net increase/(decrease) in net assets	(624,050)	3,540,048

NET ASSETS:
Beginning of period	30,421,894	26,881,846

End of period (including accumulated net investment income of $43 and $0, respectively)	$29,797,844	$30,421,894

OTHER INFORMATION:
Share Transactions:
Sold	197,208	393,382
Issued to shareholders in reinvestment of distributions	795	118,338
Redeemed	(125,832)	(293,756)

Net increase in shares outstanding	72,171	217,964

*	Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund.

June 30, 2005 See Notes to Financial Statements

25

Financial Highlights

For a Share outstanding throughout the periods presented.

	Sierra Club Stock Fund
	Investor Class		Class A		Investor Class
	Six Months Ended June 30, 2005 (Unaudited)		Period Ended June 30, 2005 (Unaudited)(3)		Year Ended December 31, 2004
Net Asset Value, Beginning of Period	$11.99		10.78		$10.39
Income/(loss) from Operations:
Net investment income/(loss)	(0.04)		(0.01)		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.59)		0.59		1.74

Total from Operations	(0.63)		0.58		1.69

Less Distributions:
From net investment income	—		—		—
From capital gains	—		—		(0.09)
Tax return of capital	—		—		—

Total Distributions:	—		—		(0.09)

Redemption fees added to paid in capital (Note 7)	—	+	—	+	—	+

Net increase/(decrease) in net asset value	(0.63)		0.58		1.60

Net Asset Value, End of Period	$11.36		11.36		$11.99

Total Return	(5.25)%		5.38	%(4)	16.23%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$20,450		5,155		$20,201
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.74	)%*	(0.62	)%*	(0.70)%
Operating expenses including reimbursement/waiver	1.69	% *	1.69	%*	1.70	%(1),(2)
Operating expenses excluding reimbursement/waiver	2.16	% *	2.05	%*	2.70	%(1)
Portfolio turnover rate	46%		46%		93%

*	Annualized.
+	Amount represents less than $0.01 per share.
(1)	The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.70% and 2.70%, respectively.
(2)	Effective January 26, 2004, the net expense cap changed from 1.84% to 1.69%.
(3)	The Sierra Club Stock Fund Class A shares commenced operations on May 2, 2005.
(4)	The total return stated represents no-load performance. If the maximum 4.75% sales charge was imposed, the total return for the Class A shares would be 0.35%.

See Notes to Financial Statements June 30, 2005

26

Financial Highlights

For a Share outstanding throughout the periods presented.

	Sierra Club Stock Fund
	Investor Class	Investor Class	Investor Class	Investor Class
	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Net Asset Value, Beginning of Period	$7.87	$10.32	$11.96	$14.38
Income/(loss) from Operations:
Net investment income/(loss)	(0.05)	(1.15)	(0.02)	0.01
Net realized and unrealized gain/(loss) on investments	2.57	(1.30)	(1.62)	(0.53)

Total from Operations	2.52	(2.45)	(1.64)	(0.52)

Less Distributions:
From net investment income	—	—	—	(0.01)
From capital gains	—	—	—	(1.89)
Tax return of capital	—	—	—	— +

Total Distributions:	—	—	—	(1.90)

Redemption fees added to paid in capital (Note 7)	— +	— +	—	—

Net increase/(decrease) in net asset value	2.52	(2.45)	(1.64)	(2.42)

Net Asset Value, End of Period	$10.39	$7.87	$10.32	$11.96

Total Return	32.02%	(23.74)%	(13.71)%	(3.81)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$8,155	$518	$25,903	$29,833
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	(0.95)%	(0.34)%	(0.15)%	0.06%
Operating expenses including reimbursement/ waiver	1.84%	1.86%	1.50%	1.48%
Operating expenses excluding reimbursement/waiver	6.32%	1.96%	1.91%	1.79%
Portfolio turnover rate	56%	88%	73%	105%

+	Amount represents less than $0.01 per share.

June 30, 2005 See Notes to Financial Statements

27

Financial Highlights

For a Share outstanding throughout the periods presented.

	Sierra Club Equity Income Fund(4)
	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004		Year Ended December 31, 2003(1)
Net Asset Value, Beginning of Period	$12.05		$11.66		$10.00
Income/(loss) from Operations:
Net investment loss	—	+	(0.02)		(0.04)
Net realized and unrealized gain on investments	(0.57)		1.09		1.90

Total from Operations	(0.57)		1.07		1.86

Less Distributions:
From capital gains	—		(0.68)		(0.20)

Total Distributions:	—		(0.68)		(0.20)

Redemption fees added to paid in capital (Note 7)	—	+	—	+	— +

Net increase in net asset value	(0.57)		0.39		1.66

Net Asset Value, End of Period	$11.48		$12.05		$11.66

Total Return	(4.70)%		9.18%		18.65%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$29,798		$30,422		$26,882
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.07	%*	(0.18)%		(0.36)%
Operating expenses including reimbursement/waiver	1.69	%*	1.72	%(2),(3)	1.84%
Operating expenses excluding reimbursement/waiver	1.82	%*	2.01	%(2)	2.60%
Portfolio turnover rate	52%		79%		62%

*	Annualized.
+	Amount represents less than $0.01 per share.
(1)	The Fund commenced operations on January 2, 2003.
(2)	The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.71% and 2.00%, respectively.
(3)	Effective January 26, 2004, the net expense cap changed from 1.84% to 1.69%.
(4)	Prior to April 1, 2005, the Sierra Club Equity Fund was known as the Sierra Club Balanced Fund.

See Notes to Financial Statements June 30, 2005

28

Notes to Financial Statements (Unaudited)

1.    Organization

Forward Funds, Inc. (the “Company”) was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2005, the Company offered nine investment portfolios. This semi-annual report describes two portfolios offered by the Company. The accompanying financial statements and financial highlights are those of the Sierra Club Stock Fund (the “Stock Fund”) and the Sierra Club Equity Income Fund (the “Equity Income Fund”). Effective April 1, 2005 the Sierra Club Balanced Fund changed its name to the Sierra Club Equity Income Fund. (each a “Fund” and collectively the “Funds”). The financial statements and financial highlights of the other Funds in the series are disclosed in a separate semi-annual report.

The Stock Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria. The Equity Income Fund seeks to achieve a competitive total return through capital appreciation and current income. The Equity Income Fund’s portfolio managers actively manage a portfolio of stocks and fixed-income securities that satisfy environmental and social criteria.

Effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization, each of the then-existing series of Forward Funds, Inc. were reorganized into a corresponding newly formed series of Forward Funds, a Delaware Statutory Trust (the “Reorganization”). In connection with the Reorganization, each of the Directors of Forward Funds, Inc., with the exception of Mr. DeWitt Bowman, became a Trustee of the Forward Funds, and the Investment Management Agreement and Investment Management Sub-Advisory Agreements in place with the series of Forward Funds, Inc. were continued. Accordingly, references to the “Forward Funds” or the “Company” in this Report refer to Forward Funds, Inc. through the fiscal period ended June 30, 2005, and to Forward Funds thereafter.

2.    Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported

June 30, 2005

29

Notes to Financial Statements (Unaudited)

(continued)

amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation:    Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities, which are primarily traded on foreign securities exchanges, are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effects of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment    Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

June 30, 2005

30

Notes to Financial Statements (Unaudited)

(continued)

Foreign Currency Translation:    The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders:    Dividends from net investment income are declared and paid quarterly for the Equity Income Fund and annually for the Stock Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

Federal Income Taxes:    The Company treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country’s tax rules and rates.

June 30, 2005

31

Notes to Financial Statements (Unaudited)

(continued)

Expenses:    Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

When-Issued and Delayed-Delivery Transactions:    The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions:    The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating

June 30, 2005

32

Notes to Financial Statements (Unaudited)

(continued)

in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

3.    Investment Management Services

The Company has entered into an investment management agreement with Forward Management, LLC (“Forward” or the “Advisor”) pursuant to which Forward provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund’s average daily net assets: Stock Fund, 1.00%; and the Equity Income Fund, 0.94%.

Forward has entered into investment sub-advisory agreements with Harris Bretall Sullivan Smith L.L.C. (“HBSS”) and New York Life Investment Management LLC (“NYLIM”) for the Stock Fund. Forward has entered into sub-advisory agreements with NYLIM and Forward Uniplan Advisors, Inc. (“Uniplan”) for the Sierra Club Equity Income Fund. Prior to April 1, 2005, the Equity Income Fund was managed by HBSS and NYLIM. Each sub-advisor manages roughly equal portions of each Fund’s assets. Pursuant to these agreements, HBSS provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on their respective portions of the Fund’s average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million, and 0.30% on assets over $500 million; NYLIM provides investment sub-advisory services to the Funds and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on their respective portions of the Fund’s average daily net assets: the Stock Fund, 0.45% on the first $100 million, 0.40% on the next $150 million, 0.35% on the next $250 million and 0.30% on assets over $500 million; the Equity Income Fund, 0.41% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.24% on assets over $500 million. Uniplan provides investment sub-advisory

June 30, 2005

33

Notes to Financial Statements (Unaudited)

(continued)

services to the Equity Income Fund and is entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on their respective portion of the Fund’s average daily net assets: 0.41% on the first $100 million, 0.32% on the next $150 million, 0.27% on the next $250 million, and 0.24% on assets over $500 million.

Waiver of Fees

The Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses. These waivers and/or reimbursements will continue until January 1, 2006. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2005 have been limited to 1.69% for each class of the Stock Fund and Equity Income Fund. Accordingly, fees waived or amounts reimbursed (if any) will vary significantly from Fund to Fund based on the gross operating expenses of each fund and each Fund’s fee waiver/reimbursement agreement. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the date on which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

For the six months ended June 30, 2005, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived by Advisor	Expenses Reimbursed by Advisor	Total
Stock	$52,410	—	$52,410
Equity Income	18,908	—	18,908

At June 30, 2005, the balance of recoupable expenses for each Fund was:

Fund	2002	2003	2004	Six Months Ended June 30, 2005	Total
Stock	$22,300	$178,542	$133,688	$52,410	$386,940
Equity Income	—	177,210	79,228	18,908	275,346

June 30, 2005

34

Notes to Financial Statements (Unaudited)

(continued)

4.    Distribution Plan

The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund’s average daily net assets may be used to pay distribution fees. The Class A shares of the Stock Fund has a Distribution Plan pursuant to Rule 12b-1 for which up to 0.35% of the Fund’s average daily net assets may be used to pay distribution fees. In addition, the Investor Class share of the Stock Fund and the Equity Income Fund and the Class A shares of the Stock Fund have a Shareholder Service Plan, which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund’s average net assets. The expenses of the Distribution and Shareholder Service Plans are reflected as distribution and service fees in the Statement of Operations.

PFPC Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. (“PFPC”), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. PFPC also serves as the Company’s transfer agent and dividend paying agent.

5.    Directors/Trustees

Prior to July 1, 2005 overall responsibility for oversight of the Funds rested with the Directors of the Company. There were six directors, four of whom were not “interested persons” of the Company within the meaning of that term under the 1940 Act. Two of the non-interested Directors received $3,625 ($1,813 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who served as Chairman of the Board of Directors received $4,000 ($2,000 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One non-interested Director who served as Chairman of the Audit Committee received $4,500 ($2,250 by telephone) per regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). One interested Director also received $3,625 ($1,813 by telephone) per

June 30, 2005

35

Notes to Financial Statements (Unaudited)

(continued)

regular meeting and $1,500 for each special meeting attended in person ($750 by telephone). The other interested Director does not receive any compensation by the Funds.

As of July 1, 2005, the overall responsibility for oversight of the Funds rests with the Trustees of the Company. There are currently five Trustees, four of whom are not “interested persons” of the Company within the meaning of that term under the 1940 Act. The Funds pay each non-interested Trustee a retainer fee in the amount of $12,000 per year, $3,625 each per regular meeting and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750.00 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The interested Trustee does not receive any compensation by the Funds.

6.    Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7.    Shares of Beneficial Interest

Prior to July 1, 2005 the authorized capital stock of the Company consisted of two billion (2,000,000,000) shares of three classes of common stock having a par value of $0.001 per share. The Board of Directors of the Company had designated the stock into nine series. As of July 1, 2005, the authorized capital of the Company consists of an unlimited number of shares of beneficial interest, no par value. The Board of Trustees of the Company has designated the shares into twelve series effective July 1, 2005. Each Fund, other than the Legato Fund, currently offers a class of shares called the Investor Class shares. The Small Cap Fund, Mini-Cap Fund,

June 30, 2005

36

Notes to Financial Statements (Unaudited)

(continued)

Global Emerging Markets Fund, International Small Companies Fund and the Legato Fund each also offer a class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. The Sierra Club Stock Fund, Small Cap Fund, International Small Companies Fund and Legato Fund each also offer a class of shares called Class A shares. The Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund, and Forward Emerald Technology Fund each offer Class A and Class C shares. Holders of shares of the Funds of the Company have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 60 days of purchase will incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets.

The following entities owned of record or beneficially, as of June 30, 2005, 5% or greater of any class of the Funds outstanding equity securities:

Fund	Name	Percentage
Stock	Sierra Club Unrestricted Stock Fund	26.99%
	Charles Schwab & Co., Inc.	23.21%
	Sierra Club Life Member Stock Fund	18.08%
Stock Class A	Sutton Place Associates LLC	100%
Equity Income	Sutton Place Associates LLC	70.77%
	Sierra Club Life Member Balanced Fund	9.92%

8.    Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2005, excluding temporary short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Stock	$15,838,427	$10,015,867
Equity Income	14,234,353	17,994,510

June 30, 2005

37

Notes to Financial Statements (Unaudited)

(continued)

9.    Tax Basis Information

Tax Basis of Investments

At June 30, 2005, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Stock	$23,322,912	$2,834,480	$(570,279)	$2,264,201
Equity Income	27,957,990	2,230,766	(421,714)	1,809,052

Capital Loss Carryforwards

The Stock Fund had a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $126,756. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2009. Due to limitation Issues under Section 382 of the Internal Revenue Code, the Fund may only utilize $25, 351 in a given year.

10.    Foreign Securities

Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

June 30, 2005

38

☐

Meeting of Shareholders–Voting Results (Unaudited)

At a Special Meeting of Shareholders held on April 22, 2005 and reconvened on May 20, 2005, shareholders of the Company voted to adopt the following proposals: (1) to approve an Agreement and Plan of Reorganization for each Fund (each, a “Reorganization”) whereby all or substantially all the assets and the liabilities of each Fund would be acquired by a corresponding newly formed series of the Forward Funds, a Delaware Statutory Trust, in exchange for shares of such series, (2) to authorize the Board of Directors of the Funds (the “Board”) and Forward Management LLC (“Forward Management”) to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, consistent with rules of the Securities and Exchange Commission or exemptive relief, (3) to approve the Amended and Restated Investment Advisory Agreement between the Funds and Forward Management to update the Agreement and to clarify that Forward Management may be separately compensated for compliance and administrative services provided by Forward Management or its officers or employees to the Fund, and (4) to elect six nominees to the Board. In addition, the shareholders of the Sierra Club Equity Income Fund approved a new Investment Sub-Advisory Agreement among Forward Management, the Company and Forward Uniplan Advisors, Inc.

Holders of record at the close of business on February 22, 2005, were entitled to one vote per share on all business at the Special Meeting. As of February 22, 2005 the following number of shares were outstanding for each of the Funds.

Outstanding Shares
Sierra Club Stock Fund	1,865,175
Sierra Club Equity Income Fund	2,542,273

Proposal 1:    To approve an Agreement and Plan of Reorganization.

	Votes For	Votes Against	Votes Abstain	Broker Non-vote	Total Votes
Sierra Club Stock Fund	1,320,746.157	5,850.244	20,285.703	350,755.000	1,697,637.104
Sierra Club Equity Income Fund	2,247,585.302	2,730.290	8,420.083	103,005.000	2,361,730.675

June 30, 2005

39

☐

Meeting of Shareholders–Voting Results (Unaudited)

(continued)

Proposal 2:    To authorize the Board and Forward Management to select or change investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders.

	Votes For	Votes Against	Votes Abstain	Broker Non-vote	Total Votes
Sierra Club Stock Fund	1,314,394.585	15,230.329	17,257.190	350,755.000	1,697,637.104
Sierra Club Equity Income Fund	2,242,441.010	8,204.213	8,080.452	103,005.000	2,361,730.675

Proposal 3:    To approve the Amended and Restated Investment Advisory Agreement.

	Votes For	Votes Against	Votes Abstain	Total Votes
Sierra Club Stock Fund	1,660,240.287	14,089.886	23,306.931	1,697,637.104
Sierra Club Equity Income Fund	2,343,440.542	6,299.107	11,991.026	2,361,730.675

Proposal 4:    Election of Directors.

Director	Affirmative	Withhold	Total Votes
J. Alan Reid, Jr.	28,679,630.243	336,350.234	29,015,980.477
Dewitt F. Bowman	28,662,316.983	353,663.494	29,015,980.477
Kenneth V. Domingues	28,692,009.399	323,971.078	29,015,980.477
Haig G. Mardikian	28,692,266.554	323,713.923	29,015,980.477
Leo T. McCarthy	28,693,576.016	322,404.461	29,015,980.477
Donald O’ Connor	28,693,795.880	322,184.597	29,015,980.477

Proposal 5:    To approve a new Investment Sub-Advisory Agreement among Forward Management, the Company and Forward Uniplan Advisors, Inc. with respect to the Sierra Club Equity Income Fund.

	Votes For	Votes Against	Votes Abstain	Total Votes
Sierra Club Equity Income Fund	2,353,678.529	1,770.233	6,281.913	2,361,730.675

June 30, 2005

40

☐

Meeting of Shareholders–Voting Results (Unaudited)

(continued)

As discussed above, the shareholders of each of the Funds approved the proposed Reorganization of each of the Funds into the Delaware Trust. On July 1, 2005 each of the Funds merged into a corresponding newly formed shell series of the Delaware Trust. These shell series were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Funds at the time of transfer were as follows:

	Net Assets	Net Appreciation
Sierra Club Stock Fund*	$25,604,720	$2,316,997
Sierra Club Equity Income Fund	$29,797,844	$1,843,155

*	Sum of Investor Class shares and Class A shares

June 30, 2005

41

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited)

The Investment Management Agreement (“Advisory Agreement”) with Forward Management and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with each of the sub-advisors (each, a “Sub-Advisor,” and, collectively, the “Sub-Advisors”) that manage various of the individual portfolios (“Funds”) that comprise the Forward Funds (the “Trust”), were most recently approved by the Board of Directors of Forward Funds, Inc. as listed in the table below:

Fund*	Advisory Agreement Approval Date	Sub-Advisor	Sub-Advisory Agreement Approval Date
Sierra Club Stock Fund	December 2, 2004	New York Life Investment Management LLC	March 3, 2005
		Harris Bretall Sullivan & Smith LLC	March 3, 2005
Sierra Club Equity Income Fund**	December 2, 2004	New York Life Investment Management LLC	December 2, 2004
		Forward Uniplan Advisors, Inc.	February 2, 2005

*	Each series of Forward Funds, Inc. was subsequently reorganized as a new series of the Trust effective July 1, 2005. In connection with the reorganization, the Advisory Agreement and each of the Sub-Advisory Agreements were re-approved by the Board of Trustees of the Trust, including the Independent Trustees, at an in-person meeting held on June 8, 2005.
**	Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund. On April 1, Forward Uniplan Advisors, Inc. replaced Harris Bretall Sullivan & Smith L.L.C. as one of the sub-advisors of the Fund.

June 30, 2005

42

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

In connection with each of these meetings, counsel to the Funds, on behalf of the Board, requested information to enable the Board to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreements, and Forward Management and the Sub-Advisors provided materials to the Board for its evaluation. Discussed below are the factors considered by the Board in approving the Advisory Agreement and each Sub-Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Investment Advisory Agreement

Forward Management supervises the investment management of each of the Forward Funds pursuant to the Advisory Agreement. Forward Management has retained Sub-Advisors to perform the day-to-day investment management of each of the Funds.

In evaluating the Advisory Agreement, the Board, including the independent Board members, considered the following factors, among others:

•

The Board considered the ability of Forward Management to provide an appropriate level of support and resources to the Funds and whether Forward Management has sufficiently qualified personnel. The Board noted the background and experience of Forward Management’s senior management. The Board also noted that because the portfolios of Forward Funds are its principal investment advisory clients, the expertise of and amount of attention expected to be given to Forward Funds by Forward Management’s

June 30, 2005

43

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

management team is substantial. The Board considered Forward Management’s ability to attract and retain qualified business professionals. The Board also considered Forward Management’s compliance operations with respect to Forward Funds, including the measures recently taken by Forward Management to assist the Forward Funds in complying with Rule 38a-1 under the Investment Company Act of 1940. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided to Forward Funds by Forward Management under the Advisory Agreement. The Board also considered the services provided by Forward Management as a “manager of managers.” In this connection, the Board of Trustees noted that Forward Management has been active in monitoring the performance of the Sub-Advisors and, where it deems appropriate, recommending that Sub-Advisors be replaced and further recommending replacement candidates for the Board’s approval.

•	The Board considered information about each Fund’s historical performance. The Board was provided with a comparative analysis of the performance of each Fund to comparable funds and relevant market indices, including the recent, medium, and long-term performance of each Fund. The Board noted that in this connection Forward Management, as supervisor of each Fund’s Sub-Advisors, has been active in monitoring investment performance for each of the Funds and, where it has deemed appropriate, recommending changes in investment sub-advisory arrangements.

•	The Board considered information regarding the investment management fees charged to the Funds by Forward Management and operating expense comparisons for each Fund compared with other comparable registered investment companies, concluding that the investment management fees charged by Forward Management for each of the Funds was reasonable in comparison to the investment management fees charged to the comparable mutual funds presented in each Fund’s peer group. The Board further noted that Forward Management’s business consists primarily of managing the Funds, and that Forward Management does not manage any other mutual funds or investment accounts other than the Funds.

June 30, 2005

44

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

•	The Board considered the potential of Forward Management and the Funds to experience economies of scale as the Funds grow in size, but recognized that the Funds currently have relatively small asset levels and that Forward Management has provided subsidies to the Sierra Club Funds in the form of advisory fee waivers in 2003 and 2004.

•	The Board considered the cost of services to be provided and profits realized by Forward Management from the relationship with Forward Funds, including the overall financial soundness of Forward Management. The Board reviewed financial information provided by Forward Management with respect to the operating profit or loss to Forward Management, which indicated an operating loss to Forward Management for recent periods. The Board also considered that Forward Management has historically waived fees or reimbursed each of the Funds for certain operating expenses that exceed stated expense limits, and that amounts waived by or reimbursed by Forward Management have been substantial. The Board concluded that in light of the operating results realized by Forward Management from its relationship with the Funds at the current time, the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered, noting that Forward Management is responsible for compensation of each Fund’s Sub-Advisors.

•	The Board considered ancillary benefits to be received by Forward Management as a result of Forward Management’s relationship with Forward Funds. The Board concluded that any potential benefits to be derived by Forward Management from its relationship with Forward Funds include potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.

After consideration of these factors, the Board found that: (i) the compensation payable under the Advisory Agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the Advisory Agreement is in the best interests of the Funds and their shareholders.

June 30, 2005

45

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

Approval of Sub-Advisory Agreements

Forward Management employs Sub-Advisors pursuant to Sub-Advisory Agreements for the day-to-day management of the Funds. The Board evaluated each Sub-Advisory Agreement principally with reference to the following factors: (i) the nature, extent and quality of the services to be provided by the Sub-Advisor; (ii) the investment performance of the Fund and the Sub-Advisor; (iii) the reasonableness of investment advisory compensation paid and a comparative analysis of expense ratios of, and advisory and sub-advisory fees paid by, similar peer funds and other funds or accounts managed by the Sub-Advisor; (iv) the profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (v) the extent to which the fees to be paid to the Sub-Advisor reflect economies of scale; and (vi) if applicable, any benefits derived or to be derived by the Sub-Advisor from a relationship with the Fund, such as soft dollar arrangements. The Board also considered the ability of each Sub-Advisor to provide an appropriate level of support and resources to the Fund(s) sub-advised by that Sub-Advisor and whether the Sub-Advisor has sufficiently qualified personnel. The Board also considered the overall financial soundness of each Sub-Advisor as it relates to the ability of the Sub-Advisor to provide services to the Fund(s) it sub-advises.

Additional discussion of certain of these factors follows:

•

The Board considered the benefits to shareholders of continuing to retain each Sub-Advisor, particularly in light of the nature, extent, and quality of services provided by the Sub-Advisor. The Board considered the quality of the management services provided to the Funds over both the short and long term and the organizational depth and stability of the firm, including the background and experience of each Sub-Advisor’s senior management and the expertise of and amount of attention expected to be given to the Funds by each Sub-Advisor’s respective portfolio management team. In this connection, the Board has received regular presentations from portfolio management personnel, from each of the Sub-Advisors, and has discussed investment results with such personnel. The Board also considered each Sub-Advisor’s compliance

June 30, 2005

46

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

operations with respect to the Funds, including the assessment of each Sub-Advisor’s compliance program by the Funds’ Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940. The Board concluded it was satisfied with the nature, extent and quality of the management services provided by the Sub-Advisors. In making these assessments the Board was aided by Forward Management’s assessments and the various presentation materials (including frequent presentations made by representatives of the Sub-Advisors to the Board) during the course of the year.

•	The Board considered information about each Fund’s historical performance, noting whether there were periods of underperformance and outperformance relative to each Fund’s peer funds as well as its respective benchmark or benchmarks over time. The Board concluded that the Sub-Advisors, individually and as a group, had the ability to provide high quality investment management services to the Funds over the long-term, subject to ongoing review of performance by Forward Management. In assessing performance, the Board also considered the length of time each Sub-Advisor had sub-advised the respective Fund. The Board also noted the need for each Sub-Advisor to adhere to its investment mandates, which could at times have an impact on the Fund’s performance. In assessing performance, the Board compared each sub-advised Fund’s performance against a peer group of mutual funds and against the following benchmarks:

Fund	Benchmark	Sub-Advisors

Sierra Club Stock Fund	S&P® 500 Index*	New York Life Investment Management LLC Harris Bretall Sullivan & Smith LLC

June 30, 2005

47

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

Fund	Benchmark	Sub-Advisors

Sierra Club Equity Income Fund	Blended Index, comprised of 60% S&P® 500 Index and 40% Lehman Brothers Aggregate Bond Index®**	New York Life Investment Management LLC Forward Uniplan Advisors, Inc.***

*	The Sierra Club Stock Fund’s benchmark is the S&P 500 Index (adjusted to reflect the reinvestment of dividends). It is an unmanaged, market-value weighted index and one of the most widely used benchmarks of U.S. stock performance.
**	As of July 1, 2005, the Sierra Club Equity Income Fund’s strategy changed. Prior to July 1, 2005, the Fund invested to 60% of its assets in common stocks, preferred stocks, and securities convertible into common or preferred stocks, and the remainder of its assets in fixed-income securities (such as bonds) and cash equivalents. Beginning July 1, 2005, the Fund invests at least 80% of its assets in common stocks, preferred stocks, and securities convertible into common or preferred stocks, and may invest the remainder of its assets in fixed-income securities (such as bonds) and cash equivalents. Accordingly, beginning on July 1, 2005, the Blended Index will be comprised of 80% S&P® 500 Index with dividends reinvested and 20% Lehman Brothers Aggregate Bond Index®. Investors cannot invest directly in an index.
***	Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund. On April 1, Forward Uniplan Advisors, Inc. replaced Harris Bretall Sullivan & Smith L.L.C. as one of the sub-advisors of the Fund.

•	The Board reviewed performance information for each of the Funds for the previous five years or since inception, noting that the Sierra Club Stock Fund has had periods of underperformance and

June 30, 2005

48

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

outperformance relative to its peer group and benchmark index. The Sierra Club Balanced Fund has underperformed both its peer group and benchmark index during this period of time, and as noted above, the Board approved a change in the Sierra Club name and strategy effective April 1, 2005, and approved a change in one of the Fund’s Sub-Advisors, which was subsequently approved by shareholders of the Fund. The Board concluded that the remaining Sub-Advisors should continue to serve under their respective Sub-Advisory Agreements, subject to supervision of the Board and Forward Management. Performance information for each Class of shares of the Funds is contained in this Report under the heading “Fund Performance.”

•	The Board considered information regarding the advisory fees charged under other investment advisory contracts, such as contracts of the Sub-Advisors or other investment advisers with other registered investment companies or other types of clients. Based on their evaluation of this information, and in particular noting that all sub-advisory fees are paid out of the Forward Management advisory fee and negotiated between Forward Management and each Sub-Advisor, the Board concluded that the fees payable under the Sub-Advisory Agreements were reasonable when compared to investment management fees paid by comparable funds and paid by other investment accounts managed by the Sub-Advisors. In this connection, the Board noted that overall expense ratios of the Funds are limited by Forward Management pursuant to contractual expense limitation agreements.

•

The Board considered the profitability of each Agreement to each Sub-Advisor, to the extent practicable based on the financial information provided by each Sub-Advisor, noting that in many cases it was difficult to accurately determine or evaluate such profitability because the Sub-Advisors managed substantial assets other than the Funds or had multiple business lines and, further, that any such assessment would involve assumptions regarding the individual Sub-Advisor’s allocation policies, capital structure, cost of capital, business mix and other factors. Based on the information provided

June 30, 2005

49

Approval of Investment Management Agreement and

Investment Sub-Advisory Agreements (Unaudited) (continued)

and the nature of the negotiation underlying the Agreements, the Board concluded that it was reasonable to infer that each Sub-Advisor’s profitability with respect to its sub-advised Fund(s) was not excessive.

•	The Board considered the extent to which economies of scale would be realized as assets of the Funds grew. The Board concluded that at the current time, given the Funds’ asset levels, the current fee structures reflected in each Agreement were appropriate.

•	The Board considered any benefits to be derived by the Sub-Advisors from their relationships with the Funds, such as soft dollar arrangements. The Board noted that certain Sub-Advisors represented in the materials presented to the Board that in addition to the fees they receive under the Agreement, they expect to receive additional benefits from the Funds in the form of research, information and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Sub-Advisors from their relationships with the Funds included benefits which were consistent with those generally derived by sub-advisors to mutual funds.

After consideration of these factors, the Board found that: (i) the compensation payable under each of the Sub-Advisory Agreements bears a reasonable relationship to the services to be rendered and are fair and reasonable; and (ii) each of the Sub-Advisory Agreements are in the best interests of the Funds and their shareholders.

June 30, 2005

50

Sierra Club Mutual Funds

Privacy Notice

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money, but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information.

We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

WE COLLECT THE FOLLOWING CATEGORIES OF INFORMATION ABOUT YOU

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your

June 30, 2005

51

Sierra Club Mutual Funds

Privacy Notice (continued)

personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

PROTECTING THE SECURITY AND CONFIDENTIALITY OF YOUR INFORMATION

We restrict access to information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information.

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

June 30, 2005

52

Investment Advisor
Forward Management, LLC

Distributor
PFPC Distributors, Inc.

Counsel
Dechert LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

Custodian
Brown Brothers Harriman & Co.

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

Invest with a purpose.
Invest for our planet.

Sierra Club Mutual Funds
www.sierraclubfunds.com
E-Mail: info@sierraclubfunds.com
Toll-Free Tel: (866) 897-5982

SCSANN 6/05

Printed on recycled paper
using soy based inks

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                                 Forward Funds, Inc.

By (Signature and Title)*                        /s/ J. Alan Reid

                    J. Alan Reid, Jr., President & Director

Date    September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                        /s/ J. Alan Reid

                    J. Alan Reid, Jr., President & Director

Date    September 6, 2005

By (Signature and Title)*                        /s/ Jeremy W. Deems

                    Jeremy W. Deems, Treasurer

Date    September 6, 2005

* Print the name and title of each signing officer under his or her signature.